NATIONWIDE

PROVIDENT VLI

SEPARATE

ACCOUNT 1

Annual Report

To

Policyholders

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Provident VLI Separate Account 1:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Provident VLI Separate Account 1 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. – AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. – AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. – American Century VP Disciplined Core Value Fund: Class I (ACVIG) (1)

American Century Variable Portfolios II, Inc. – American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. – American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. – American Century VP Ultra(R) Fund: Class I (ACVU1)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. – BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund – Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund – Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series – Federated Hermes Quality Bond Fund II: Primary Shares (FQB) (1)

Federated Hermes Insurance Series – Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund – VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund – Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund – Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund – Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund – VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund – VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund – VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund – VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust – Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust – Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco – Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco – Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios – Asset Strategy: Class II (WRASP)

JANUS HENDERSON INVESTORS

Janus Aspen Series – Janus Henderson Balanced Portfolio: Service Shares (JABS) (1)

Janus Aspen Series – Janus Henderson Forty Portfolio: Service Shares (JACAS) (1)

Janus Aspen Series – Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS) (1)

Janus Aspen Series – Janus Henderson Overseas Portfolio: Service Shares (JAIGS) (1)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II – MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust – MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II – MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. – Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. – Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. – U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust – BlackRock NVIT Equity Dividend Fund: Class IV (EIF4)

Nationwide Variable Insurance Trust – NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust – NVIT Government Bond Fund: Class IV (GBF4)

Nationwide Variable Insurance Trust – NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust – NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust – American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust – American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust – American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust – American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust – American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust – NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust – NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust – NVIT S&P 500 Index Fund: Class IV (GVEX4)

Nationwide Variable Insurance Trust – NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust – NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust – NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust – Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust – NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust – Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust – NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1) (1)

Nationwide Variable Insurance Trust – NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust – NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1) (1)

Nationwide Variable Insurance Trust – NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1) (1)

Nationwide Variable Insurance Trust – NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1) (1)

Nationwide Variable Insurance Trust – NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1) (1)

Nationwide Variable Insurance Trust – NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1) (1)

Nationwide Variable Insurance Trust – NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1) (1)

Nationwide Variable Insurance Trust – NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1) (1)

Nationwide Variable Insurance Trust – NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust – NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust – NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust – NVIT Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust – NVIT AllianzGI International Growth Fund: Class I (NVMIG1) (1)

Nationwide Variable Insurance Trust – NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1) (1)

Nationwide Variable Insurance Trust – NVIT Wells Fargo Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust – NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust – Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust – NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2) (1)

Nationwide Variable Insurance Trust – NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust – NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust – NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust – NVIT Columbia Overseas Value Fund: Class I (NVTIV3) (1)

Nationwide Variable Insurance Trust – NVIT Government Money Market Fund: Class IV (SAM4)

Nationwide Variable Insurance Trust – NVIT Multi-Manager Small Company Fund: Class IV (SCF4)

Nationwide Variable Insurance Trust – NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust – NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)

Nationwide Variable Insurance Trust – NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust – Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust – Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust – Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust – Short Duration Bond Portfolio: I Class Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust – International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust – Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust – Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust – Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust – Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust – Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. – T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust – Emerging Markets Bond Fund: Initial Class (VWBF) (1)

VanEck VIP Trust – Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust – Global Hard Assets Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund – Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund – Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund – High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund – Mid-Cap Index Portfolio (VVMCI)

WELLS FARGO FUNDS

Wells Fargo Variable Trust – VT Discovery Fund: Class 2 (SVDF)

Wells Fargo Variable Trust – VT Opportunity Fund: Class 2 (SVOF)

Wells Fargo Variable Trust – VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation).

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust – Large Cap Value Portfolio: Class I (AMTP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust – NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust – NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from April 30, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Statement of operations for the period from January 1, 2020 to April 30, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 30, 2020 (liquidation) and the year ended December 31, 2019.

INVESCO INVESTMENTS

Invesco – Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)

Statement of operations for the period from January 1, 2020 to October 16, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 16, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust – NVIT Multi-Manager International Value Fund: Class I (GVDIVI)

Nationwide Variable Insurance Trust – NVIT Multi-Manager International Value Fund: Class IV (GVDIV4)

Statement of operations for the period from January 1, 2020 to September 11, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to September 11, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust – NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVGIA	78,467	$2,296,182	$2,273,201	$-	$2,273,201	$1,722	$2,271,479
ALVSVA	119,852	2,187,724	2,084,234	-	2,084,234	479	2,083,755
AASCO	907,792	22,788,678	40,650,944	565	40,651,509	-	40,651,509
ACVI	10,744	113,980	151,493	-	151,493	711	150,782
ACVIG	218,138	2,019,987	2,242,455	-	2,242,455	1,724	2,240,731
ACVIP2	158,405	1,655,557	1,756,713	860	1,757,573	-	1,757,573
ACVMV1	75,692	1,468,766	1,554,723	107	1,554,830	-	1,554,830
ACVU1	11,916	205,249	327,438	1,686	329,124	-	329,124
MLVGA2	79,295	1,334,091	1,539,106	-	1,539,106	48	1,539,058
DCAP	75,033	2,966,730	3,540,075	827	3,540,902	-	3,540,902
DSC	17,698	812,972	878,869	908	879,777	-	879,777
DSIF	208,939	9,444,018	13,428,526	-	13,428,526	1,385	13,427,141
DVSCS	686,980	11,288,435	13,093,839	1,613	13,095,452	-	13,095,452
FQB	193,340	2,122,310	2,285,274	-	2,285,274	606	2,284,668
FVU2	5,336	55,884	59,173	-	59,173	81	59,092
FAMP	1,610,602	24,632,327	27,444,660	-	27,444,660	1,990	27,442,670
FCP	-	1	1	-	1	1	-
FEIP	3,512,021	74,739,196	83,937,307	-	83,937,307	3,546	83,933,761
FEIS	298,287	6,408,708	7,081,344	45	7,081,389	-	7,081,389
FF10S	3,538	45,644	50,458	-	50,458	163	50,295
FF20S	149,464	1,927,770	2,237,477	95	2,237,572	-	2,237,572
FF30S	288,802	3,963,969	4,848,987	-	4,848,987	185	4,848,802
FGP	2,037,704	108,532,650	209,883,535	5,106	209,888,641	-	209,888,641
FGS	63,323	3,706,361	6,485,544	-	6,485,544	211	6,485,333
FHIP	1,716,860	9,140,135	9,116,529	97	9,116,626	-	9,116,626
FIGBP	1,564,645	20,241,720	22,045,844	794	22,046,638	-	22,046,638
FIGBS	129,506	1,659,969	1,802,730	21	1,802,751	-	1,802,751
FMCS	257,962	8,308,249	9,874,785	3,338	9,878,123	-	9,878,123
FNRS2	55,684	876,934	577,439	82	577,521	-	577,521
FOP	1,227,196	25,015,338	32,545,249	-	32,545,249	230	32,545,019
FOS	167,949	3,403,968	4,433,845	-	4,433,845	164	4,433,681
FVSS	140,806	1,826,529	1,902,292	2,622	1,904,914	-	1,904,914
FTVDM2	98,976	810,736	1,152,078	-	1,152,078	8	1,152,070
FTVFA2	14,344	87,792	77,889	5	77,894	-	77,894
FTVGI2	80,513	1,350,562	1,112,686	41	1,112,727	-	1,112,727
FTVRDI	258,620	6,723,835	7,802,563	-	7,802,563	85	7,802,478
FTVSVI	360,519	6,030,629	5,479,893	-	5,479,893	1,698	5,478,195
TIF	41,025	575,720	556,707	749	557,456	-	557,456
ACEG	9,333	605,831	831,563	685	832,248	-	832,248
AVBVI	50,692	297,218	284,888	365	285,253	-	285,253
OVAG	29,200	2,096,165	3,122,363	-	3,122,363	525	3,121,838
OVGI	108,262	3,123,490	3,238,109	-	3,238,109	1,321	3,236,788
OVGS	283,591	11,331,904	14,780,778	-	14,780,778	474	14,780,304
OVSB	107,114	525,356	518,433	51	518,484	-	518,484
OVSC	44,085	1,030,282	1,208,815	1,648	1,210,463	-	1,210,463
WRASP	18,664	169,600	194,895	12	194,907	-	194,907
JABS	74,985	2,687,178	3,456,788	-	3,456,788	948	3,455,840
JACAS	170,297	6,088,851	9,018,951	-	9,018,951	1,229	9,017,722
JAGTS	225,525	2,667,833	4,623,256	-	4,623,256	4,088	4,619,168
JAIGS	84,361	2,527,166	3,085,920	788	3,086,708	-	3,086,708
MV2IGI	111,153	2,027,375	2,785,494	394	2,785,888	-	2,785,888
MVFIC	144,686	2,724,858	2,951,593	1,880	2,953,473	-	2,953,473
MVIVSC	61,842	1,576,113	2,131,685	43	2,131,728	-	2,131,728
MSEM	12,217	96,326	94,557	199	94,756	-	94,756

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
MSVFI	95,976	1,052,285	1,124,839	550	1,125,389	-	1,125,389
MSVRE	22,681	449,390	388,530	301	388,831	-	388,831
EIF4	804,110	11,662,415	15,599,729	-	15,599,729	1,617	15,598,112
GBF	50,698	556,341	572,376	-	572,376	43	572,333
GBF4	949,341	10,439,239	10,708,570	-	10,708,570	3,573	10,704,997
GEM	201,802	2,282,912	3,018,951	510	3,019,461	-	3,019,461
GIG	14,767	153,408	171,450	1	171,451	-	171,451
GVAAA2	41,568	1,037,941	1,109,461	16	1,109,477	-	1,109,477
GVABD2	24,973	304,040	315,415	32	315,447	-	315,447
GVAGG2	58,973	1,844,612	2,373,647	3	2,373,650	-	2,373,650
GVAGI2	19,425	1,049,627	1,096,173	-	1,096,173	125	1,096,048
GVAGR2	20,602	1,792,286	2,489,084	-	2,489,084	68	2,489,016
GVDMA	1,691,757	21,503,270	22,246,606	-	22,246,606	374	22,246,232
GVDMC	237,883	2,665,305	2,676,184	843	2,677,027	-	2,677,027
GVEX4	8,156,347	98,084,661	182,783,727	-	182,783,727	7,148	182,776,579
GVIDA	463,135	5,727,265	6,043,914	-	6,043,914	409	6,043,505
GVIDC	129,135	1,316,846	1,361,084	561	1,361,645	-	1,361,645
GVIDM	3,262,423	38,282,583	39,377,440	-	39,377,440	278	39,377,162
HIBF	193,228	1,264,006	1,265,646	503	1,266,149	-	1,266,149
MCIF	252,642	5,731,181	5,793,075	-	5,793,075	2,277	5,790,798
MSBF	107,663	979,277	990,502	937	991,439	-	991,439
NVAMV1	299,848	4,497,794	4,482,729	118	4,482,847	-	4,482,847
NVAMVX	278,350	3,660,588	4,152,981	594	4,153,575	-	4,153,575
NVCBD1	30,055	330,168	344,128	-	344,128	71	344,057
NVCCA1	5,004	53,596	53,143	-	53,143	36	53,107
NVCCN1	771	7,848	8,412	40	8,452	-	8,452
NVCMA1	15,419	140,765	146,943	-	146,943	99	146,844
NVCMC1	426	4,476	4,720	-	4,720	88	4,632
NVCMD1	31,329	321,706	340,549	10	340,559	-	340,559
NVCRA1	47,723	455,439	518,752	75	518,827	-	518,827
NVCRB1	2,064	22,342	23,241	42	23,283	-	23,283
NVDBL2	2,806	42,967	45,456	-	45,456	84	45,372
NVDCA2	831	14,552	15,219	-	15,219	110	15,109
NVIE6	23,474	236,747	269,954	-	269,954	10	269,944
NVLCP1	2,484	30,521	30,400	16	30,416	-	30,416
NVMIG1	134,822	1,426,329	1,629,992	-	1,629,992	41	1,629,951
NVMIVX	1,730,587	16,341,945	18,621,120	10,424	18,631,544	-	18,631,544
NVMLG1	628,598	6,513,976	5,619,669	-	5,619,669	1,728	5,617,941
NVMMG1	6,078,112	66,247,015	84,181,849	-	84,181,849	17,996	84,163,853
NVMMV2	575,513	5,475,133	4,483,250	-	4,483,250	95	4,483,155
NVNMO1	1,415,087	14,499,466	17,320,662	38	17,320,700	-	17,320,700
NVNSR2	15,345	199,209	215,903	103	216,006	-	216,006
NVOLG1	8,149,521	145,638,211	153,536,978	-	153,536,978	3,934	153,533,044
NVRE1	470,256	3,151,613	3,414,061	-	3,414,061	117	3,413,944
NVSTB2	69,821	719,565	725,444	-	725,444	13	725,431
NVTIV3	38,649	408,036	415,864	501	416,365	-	416,365
SAM4	25,736,573	25,736,573	25,736,573	283	25,736,856	-	25,736,856
SCF4	972,234	18,901,229	19,415,518	-	19,415,518	1,507	19,414,011
SCGF	146,112	2,456,827	2,871,102	-	2,871,102	539	2,870,563
SCVF4	1,999,444	21,951,962	17,535,127	-	17,535,127	270	17,534,857
TRF4	5,875,259	70,520,066	138,127,331	8,377	138,135,708	-	138,135,708
AMCG	5,078	125,407	202,117	-	202,117	249	201,868
AMMCGS	22,025	558,347	794,212	-	794,212	599	793,613
AMSRS	132,443	3,454,818	4,064,669	-	4,064,669	2,007	4,062,662

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
AMTB	532,304	5,665,131	5,685,010	985	5,685,995	-	5,685,995
PMVFBA	4,800	48,514	50,545	-	50,545	6	50,539
PMVLDA	47,122	482,641	489,127	55	489,182	-	489,182
PMVTRA	118,767	1,317,505	1,376,510	-	1,376,510	349	1,376,161
PVEIB	16,717	397,198	426,455	61	426,516	-	426,516
PVGOB	40,503	360,146	589,324	1,080	590,404	-	590,404
PVTIGB	4,941	65,356	81,420	-	81,420	272	81,148
TRHS2	61,261	2,532,792	3,550,679	165	3,550,844	-	3,550,844
VWBF	309,274	2,665,669	2,730,888	-	2,730,888	589	2,730,299
VWEM	1,204,801	15,186,880	20,349,097	-	20,349,097	93	20,349,004
VWHA	194,162	4,702,896	4,364,758	-	4,364,758	200	4,364,558
VVEI	162,004	3,401,893	3,737,429	3	3,737,432	-	3,737,432
VVHGB	136,113	1,629,452	1,743,608	22	1,743,630	-	1,743,630
VVHYB	240,927	1,857,510	1,956,324	83	1,956,407	-	1,956,407
VVMCI	292,649	5,485,885	7,541,569	43	7,541,612	-	7,541,612
SVDF	22,913	686,851	1,116,529	1,617	1,118,146	-	1,118,146
SVOF	12,175	299,783	360,753	1,599	362,352	-	362,352
WFVSCG	17,334	197,425	255,150	-	255,150	234	254,916

Total (unaudited)			$1,445,903,639	$56,217	$1,445,959,856	$70,870	$1,445,888,986

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2020, if applicable.

***	If zero shares are listed, there is ownership of the fund, however it is less than one full share.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ALVGIA	ALVSVA	AASCO	ACVI	ACVIG	ACVIP2	ACVMV1
Reinvested dividends	$15,052,035	32,954	18,867	348,799	612	39,164	20,276	24,255
Mortality and expense risk charges (note 3)	(7,198,361)	(10,319)	(8,991)	(154,054)	(760)	(14,603)	(6,676)	(9,293)

Net investment income (loss)	7,853,674	22,635	9,876	194,745	(148)	24,561	13,600	14,962

Realized gain (loss) on investments	17,138,682	(14,502)	(179,632)	966,205	(41)	16,422	(4,715)	(7,092)
Change in unrealized gain (loss) on investments	137,005,148	(126,768)	75,777	13,656,974	27,704	72,756	113,695	926

Net gain (loss) on investments	154,143,830	(141,270)	(103,855)	14,623,179	27,663	89,178	108,980	(6,166)

Reinvested capital gains	78,525,002	112,120	86,362	2,340,105	1,847	101,156	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$240,522,506	(6,515)	(7,617)	17,158,029	29,362	214,895	122,580	8,796

Investment Activity:	ACVU1	MLVGA2	DCAP	DSC	DSIF	DVSCS	FQB	FVU2
Reinvested dividends	$-	15,719	24,494	4,529	184,947	113,214	64,246	1,469
Mortality and expense risk charges (note 3)	(1,584)	(10,423)	(22,508)	(3,211)	(58,685)	(77,561)	(16,315)	(406)

Net investment income (loss)	(1,584)	5,296	1,986	1,318	126,262	35,653	47,931	1,063

Realized gain (loss) on investments	5,956	17,879	(1,337)	(31,186)	687,079	135,415	(13,049)	(267)
Change in unrealized gain (loss) on investments	81,606	162,833	418,064	164,486	302,189	409,114	105,425	(1,009)

Net gain (loss) on investments	87,562	180,712	416,727	133,300	989,268	544,529	92,376	(1,276)

Reinvested capital gains	23,641	72,639	252,036	-	747,584	644,659	6,881	-

Net increase (decrease) in contract owners’ equity resulting from operations	$109,619	258,647	670,749	134,618	1,863,114	1,224,841	147,188	(213)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FAMP	FCP	FEIP	FEIS	FF10S	FF20S	FF30S	FGP
Reinvested dividends	$377,084	-	1,366,307	107,909	568	24,358	49,492	132,013
Mortality and expense risk charges (note 3)	(127,042)	-	(369,861)	(31,831)	(385)	(14,804)	(28,517)	(872,107)

Net investment income (loss)	250,042	-	996,446	76,078	183	9,554	20,975	(740,094)

Realized gain (loss) on investments	367,516	-	1,005,026	65,052	2,786	79,759	199,717	9,952,810
Change in unrealized gain (loss) on investments	2,557,459	-	(1,086,542)	(3,239)	853	66,976	272,741	39,663,836

Net gain (loss) on investments	2,924,975	-	(81,516)	61,813	3,639	146,735	472,458	49,616,646

Reinvested capital gains	332,044	-	3,514,560	278,301	2,494	125,181	188,998	16,760,242

Net increase (decrease) in contract owners’ equity resulting from operations	$3,507,061	-	4,429,490	416,192	6,316	281,470	682,431	65,636,794

Investment Activity:	FGS	FHIP	FIGBP	FIGBS	FMCS	FNRS2	FOP	FOS
Reinvested dividends	$3,298	440,571	471,510	36,681	46,716	13,798	126,363	13,459
Mortality and expense risk charges (note 3)	(28,187)	(43,370)	(106,830)	(8,698)	(59,592)	(3,850)	(141,176)	(28,502)

Net investment income (loss)	(24,889)	397,201	364,680	27,983	(12,876)	9,948	(14,813)	(15,043)

Realized gain (loss) on investments	400,486	65,346	137,889	7,278	(193,934)	(125,017)	265,483	25,612
Change in unrealized gain (loss) on investments	1,163,577	(312,096)	1,304,084	105,212	1,573,302	(162,612)	3,785,129	533,764

Net gain (loss) on investments	1,564,063	(246,750)	1,441,973	112,490	1,379,368	(287,629)	4,050,612	559,376

Reinvested capital gains	512,130	-	8,104	631	-	-	131,536	17,116

Net increase (decrease) in contract owners’ equity resulting from operations	$2,051,304	150,451	1,814,757	141,104	1,366,492	(277,681)	4,167,335	561,449

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FVSS	FTVDM2	FTVFA2	FTVGI2	FTVRDI	FTVSVI	TIF	ACEG
Reinvested dividends	$19,477	40,654	1,043	100,409	105,402	76,373	18,463	482
Mortality and expense risk charges (note 3)	(11,377)	(7,032)	(520)	(8,086)	(48,431)	(31,832)	(3,312)	(4,682)

Net investment income (loss)	8,100	33,622	523	92,323	56,971	44,541	15,151	(4,200)

Realized gain (loss) on investments	(96,374)	(4,965)	(1,433)	(43,183)	(32,808)	(277,146)	(32,098)	26,320
Change in unrealized gain (loss) on investments	65,358	99,775	(9,957)	(122,950)	622,663	224,689	(9,210)	166,312

Net gain (loss) on investments	(31,016)	94,810	(11,390)	(166,133)	589,855	(52,457)	(41,308)	192,632

Reinvested capital gains	96,871	25,513	18,576	-	364,215	273,671	-	50,312

Net increase (decrease) in contract owners’ equity resulting from operations	$73,955	153,945	7,709	(73,810)	1,011,041	265,755	(26,157)	238,744

Investment Activity:	AVBVI	OVAG	OVGI	OVGS	OVSB	OVSC	WRASP	JABS
Reinvested dividends	$970	-	43,154	87,756	26,905	6,272	3,557	47,884
Mortality and expense risk charges (note 3)	(991)	(13,050)	(14,373)	(62,619)	(3,280)	(6,730)	(1,358)	(20,982)

Net investment income (loss)	(21)	(13,050)	28,781	25,137	23,625	(458)	2,199	26,902

Realized gain (loss) on investments	(2,436)	37,327	11,361	144,478	(11,127)	(12,304)	(4,572)	112,570
Change in unrealized gain (loss) on investments	5,051	1,026,199	54,479	2,631,886	1,487	196,089	21,965	224,280

Net gain (loss) on investments	2,615	1,063,526	65,840	2,776,364	(9,640)	183,785	17,393	336,850

Reinvested capital gains	11,004	-	284,191	457,232	-	14,207	2,992	48,395

Net increase (decrease) in contract owners’ equity resulting from operations	$13,598	1,050,476	378,812	3,258,733	13,985	197,534	22,584	412,147

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	JACAS	JAGTS	JAIGS	MV2IGI	MVFIC	MVIVSC	MSEM	MSVFI
Reinvested dividends	$12,493	114	33,157	12,111	42,473	15,280	4,100	28,142
Mortality and expense risk charges (note 3)	(56,025)	(25,191)	(19,164)	(18,087)	(19,011)	(11,800)	(595)	(6,786)

Net investment income (loss)	(43,532)	(25,077)	13,993	(5,976)	23,462	3,480	3,505	21,356

Realized gain (loss) on investments	190,065	263,596	(192,388)	103,070	12,650	71,197	(1,615)	7,947
Change in unrealized gain (loss) on investments	1,832,171	988,187	544,438	96,695	(72,995)	242,326	2,301	30,581

Net gain (loss) on investments	2,022,236	1,251,783	352,050	199,765	(60,345)	313,523	686	38,528

Reinvested capital gains	572,676	330,061	-	256,536	119,038	39,975	-	10,288

Net increase (decrease) in contract owners’ equity resulting from operations	$2,551,380	1,556,767	366,043	450,325	82,155	356,978	4,191	70,172

Investment Activity:	MSVRE	EIF4	GBF	GBF4	GEM	GIG	GVAAA2	GVABD2
Reinvested dividends	$11,768	246,750	11,436	221,043	50,261	1,792	15,965	6,160
Mortality and expense risk charges (note 3)	(2,561)	(96,479)	(4,027)	(52,093)	(19,117)	(1,084)	(8,513)	(1,575)

Net investment income (loss)	9,207	150,271	7,409	168,950	31,144	708	7,452	4,585

Realized gain (loss) on investments	(18,294)	943,577	2,033	(29,308)	58,929	158	11,185	1,884
Change in unrealized gain (loss) on investments	(108,197)	(1,382,184)	18,216	428,760	288,293	10,742	2,767	7,379

Net gain (loss) on investments	(126,491)	(438,607)	20,249	399,452	347,222	10,900	13,952	9,263

Reinvested capital gains	11,683	616,918	-	-	-	-	82,548	199

Net increase (decrease) in contract owners’ equity resulting from operations	$(105,601)	328,582	27,658	568,402	378,366	11,608	103,952	14,047

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX4	GVIDA	GVIDC
Reinvested dividends	$13,252	17,147	13,267	44,350	3,458	2,995,505	11,777	1,314
Mortality and expense risk charges (note 3)	(14,960)	(7,802)	(14,427)	(146,522)	(18,488)	(776,150)	(38,342)	(8,070)

Net investment income (loss)	(1,708)	9,345	(1,160)	(102,172)	(15,030)	2,219,355	(26,565)	(6,756)

Realized gain (loss) on investments	50,030	27,290	130,511	224,923	(28,023)	7,137,791	85,067	(16,466)
Change in unrealized gain (loss) on investments	351,977	(21,452)	544,403	785,226	155,985	14,210,915	234,860	74,150

Net gain (loss) on investments	402,007	5,838	674,914	1,010,149	127,962	21,348,706	319,927	57,684

Reinvested capital gains	135,099	105,872	173,736	1,262,511	73,454	3,312,152	347,101	12,511

Net increase (decrease) in contract owners’ equity resulting from operations	$535,398	121,055	847,490	2,170,488	186,386	26,880,213	640,463	63,439

Investment Activity:	GVIDM	HIBF	MCIF	MSBF	NVAMV1	NVAMVX	NVCBD1	NVCCA1
Reinvested dividends	$49,784	64,596	58,622	31,989	81,281	41,190	8,940	476
Mortality and expense risk charges (note 3)	(225,633)	(9,022)	(34,979)	(7,557)	(36,064)	(6,417)	(2,156)	(360)

Net investment income (loss)	(175,849)	55,574	23,643	24,432	45,217	34,773	6,784	116

Realized gain (loss) on investments	441,694	(17,278)	(17,072)	(18,241)	(605,337)	3,246	2,261	(205)
Change in unrealized gain (loss) on investments	1,127,259	27,124	344,684	20,576	278,958	492,393	9,563	3,503

Net gain (loss) on investments	1,568,953	9,846	327,612	2,335	(326,379)	495,639	11,824	3,298

Reinvested capital gains	2,055,228	-	248,218	-	140,526	-	768	1,863

Net increase (decrease) in contract owners’ equity resulting from operations	$3,448,332	65,420	599,473	26,767	(140,636)	530,412	19,376	5,277

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVCCN1	NVCMA1	NVCMC1	NVCMD1	NVCRA1	NVCRB1	NVDBL2	NVDCA2
Reinvested dividends	$21	1,523	25	2,571	5,109	143	162	25
Mortality and expense risk charges (note 3)	(61)	(1,001)	(30)	(2,804)	(3,332)	(151)	(761)	(102)

Net investment income (loss)	(40)	522	(5)	(233)	1,777	(8)	(599)	(77)

Realized gain (loss) on investments	59	(2,544)	(42)	(22,844)	(1,398)	(186)	(5,211)	(32)
Change in unrealized gain (loss) on investments	524	14,040	383	42,616	54,531	1,757	7,618	766

Net gain (loss) on investments	583	11,496	341	19,772	53,133	1,571	2,407	734

Reinvested capital gains	20	3,020	31	8,624	-	290	3,567	809

Net increase (decrease) in contract owners’ equity resulting from operations	$563	15,038	367	28,163	54,910	1,853	5,375	1,466

Investment Activity:	NVIE6	NVLCP1	NVMIG1	NVMIVX	NVMLG1	NVMMG1	NVMMV2	NVNMO1
Reinvested dividends	$2,273	857	15,292	-	-	-	80,695	65,055
Mortality and expense risk charges (note 3)	(1,590)	(112)	(10,255)	(23,419)	(35,109)	(419,996)	(27,569)	(98,519)

Net investment income (loss)	683	745	5,037	(23,419)	(35,109)	(419,996)	53,126	(33,464)

Realized gain (loss) on investments	4,799	404	(59,699)	21,127	(117,658)	734,849	(205,201)	405,573
Change in unrealized gain (loss) on investments	9,341	(211)	195,410	2,279,175	(917,301)	23,346,268	67,430	258,050

Net gain (loss) on investments	14,140	193	135,711	2,300,302	(1,034,959)	24,081,117	(137,771)	663,623

Reinvested capital gains	-	-	477,528	-	2,374,779	8,886,709	-	1,266,014

Net increase (decrease) in contract owners’ equity resulting from operations	$14,823	938	618,276	2,276,883	1,304,711	32,547,830	(84,645)	1,896,173

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVNSR2	NVOLG1	NVRE1	NVSTB2	NVTIV3	SAM4	SCF4	SCGF
Reinvested dividends	$1,480	1,845,179	49,278	11,226	5,178	51,836	3,136	-
Mortality and expense risk charges (note 3)	(1,383)	(924,789)	(24,043)	(4,760)	(2,524)	(114,205)	(105,832)	(15,621)

Net investment income (loss)	97	920,390	25,235	6,466	2,654	(62,369)	(102,696)	(15,621)

Realized gain (loss) on investments	1,285	(612,140)	(178,741)	(1,366)	(15,013)	-	(91,378)	(38,566)
Change in unrealized gain (loss) on investments	9,974	9,234,682	(175,751)	8,285	28,771	-	2,983,759	594,667

Net gain (loss) on investments	11,259	8,622,542	(354,492)	6,919	13,758	-	2,892,381	556,101

Reinvested capital gains	12,741	14,103,920	15,304	-	-	-	662,134	294,877

Net increase (decrease) in contract owners’ equity resulting from operations	$24,097	23,646,852	(313,953)	13,385	16,412	(62,369)	3,451,819	835,357

Investment Activity:	SCVF4	TRF4	AMCG	AMMCGS	AMSRS	AMTB	PMVFBA	PMVLDA
Reinvested dividends	$11,197	1,464,108	-	-	21,254	124,743	4,283	6,057
Mortality and expense risk charges (note 3)	(99,444)	(652,512)	(1,021)	(4,556)	(21,370)	(27,288)	(507)	(3,749)

Net investment income (loss)	(88,247)	811,596	(1,021)	(4,556)	(116)	97,455	3,776	2,308

Realized gain (loss) on investments	(238,169)	6,071,119	8,550	48,309	24,984	(45,606)	(2,217)	114
Change in unrealized gain (loss) on investments	920,124	(4,060,004)	42,915	154,033	462,257	103,330	3,810	8,496

Net gain (loss) on investments	681,955	2,011,115	51,465	202,342	487,241	57,724	1,593	8,610

Reinvested capital gains	75,248	9,307,937	8,240	34,843	145,993	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$668,956	12,130,648	58,684	232,629	633,118	155,179	5,369	10,918

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PMVTRA	PVEIB	PVGOB	PVTIGB	TRHS2	VWBF	VWEM	VWHA
Reinvested dividends	$24,049	6,262	188	1,166	-	186,073	361,456	31,986
Mortality and expense risk charges (note 3)	(7,550)	(2,691)	(3,261)	(443)	(23,936)	(12,884)	(87,866)	(17,129)

Net investment income (loss)	16,499	3,571	(3,073)	723	(23,936)	173,189	273,590	14,857

Realized gain (loss) on investments	4,467	(8,657)	13,285	(124)	246,509	(118,446)	270,898	(337,403)
Change in unrealized gain (loss) on investments	47,038	(13,003)	118,953	7,368	448,074	151,648	1,819,094	998,379

Net gain (loss) on investments	51,505	(21,660)	132,238	7,244	694,583	33,202	2,089,992	660,976

Reinvested capital gains	14,638	25,214	26,624	-	199,289	-	542,900	-

Net increase (decrease) in contract owners’ equity resulting from operations	$82,642	7,125	155,789	7,967	869,936	206,391	2,906,482	675,833

Investment Activity:	VVEI	VVHGB	VVHYB	VVMCI	SVDF	SVOF	WFVSCG	IVKMG1
Reinvested dividends	$94,850	39,635	96,144	93,466	-	1,366	-	-
Mortality and expense risk charges (note 3)	(32,276)	(15,002)	(16,504)	(60,528)	(5,020)	(1,955)	(1,141)	(5,612)

Net investment income (loss)	62,574	24,633	79,640	32,938	(5,020)	(589)	(1,141)	(5,612)

Realized gain (loss) on investments	83,513	3,404	(404)	245,135	14,466	(2,353)	(1,759)	(537,688)
Change in unrealized gain (loss) on investments	(181,422)	70,532	625	516,365	352,436	40,505	73,766	(256,617)

Net gain (loss) on investments	(97,909)	73,936	221	761,500	366,902	38,152	72,007	(794,305)

Reinvested capital gains	118,382	-	-	349,955	71,878	23,620	8,458	663,660

Net increase (decrease) in contract owners’ equity resulting from operations	$83,047	98,569	79,861	1,144,393	433,760	61,183	79,324	(136,257)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVDIVI	GVDIV4	NVMLV1
Reinvested dividends	$1,027,794	445,650	36,778
Mortality and expense risk charges (note 3)	(58,460)	(17,876)	(11,959)

Net investment income (loss)	969,334	427,774	24,819

Realized gain (loss) on investments	(6,290,259)	(2,488,369)	(2,112,125)
Change in unrealized gain (loss) on investments	3,460,928	1,211,860	764,938

Net gain (loss) on investments	(2,829,331)	(1,276,509)	(1,347,187)

Reinvested capital gains	-	-	981,249

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,859,997)	(848,735)	(341,119)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ALVGIA		ALVSVA		AASCO
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$7,853,674	13,459,253	22,635	12,773	9,876	(2,667)	194,745	(179,611)
Realized gain (loss) on investments	17,138,682	32,041,664	(14,502)	63,880	(179,632)	(70,112)	966,205	(99,191)
Change in unrealized gain (loss) on investments	137,005,148	131,852,573	(126,768)	159,395	75,777	222,392	13,656,974	5,244,830
Reinvested capital gains	78,525,002	111,417,465	112,120	252,136	86,362	266,752	2,340,105	1,463,862

Net increase (decrease) in contract owners’ equity resulting from operations	240,522,506	288,770,955	(6,515)	488,184	(7,617)	416,365	17,158,029	6,429,890

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	41,504,773	23,712,880	48,611	12,380	4,714	32,500	224,949	431,716
Transfers between funds	(8,907)	2,176	20	3	8	2	11,770	131,878
Surrenders (notes 2, 3, 4, 5 and 6)	(172,575,737)	(154,653,670)	(353,571)	(252,744)	(400,572)	(361,954)	(5,113,881)	(3,157,334)
Adjustments to maintain reserves	38,921,873	41,513,847	87,329	77,021	66,895	77,360	790,739	853,086

Net equity transactions	(92,157,998)	(89,424,767)	(217,611)	(163,340)	(328,955)	(252,092)	(4,086,423)	(1,740,654)

Net change in contract owners’ equity	148,364,508	199,346,188	(224,126)	324,844	(336,572)	164,273	13,071,606	4,689,236
Contract owners’ equity at beginning of period	1,297,524,478	1,098,178,290	2,495,605	2,170,761	2,420,327	2,256,054	27,579,903	22,890,667

Contract owners’ equity at end of period	$1,445,888,986	1,297,524,478	2,271,479	2,495,605	2,083,755	2,420,327	40,651,509	27,579,903

CHANGE IN UNITS:
Beginning units	2,251,340	2,408,403	5,753	5,954	4,259	4,642	54,592	58,535
Units purchased	423,029	217,171	452	309	258	256	2,540	4,193
Units surrendered	(514,115)	(374,234)	(939)	(510)	(905)	(639)	(9,455)	(8,136)

Ending units	2,160,253	2,251,340	5,266	5,753	3,612	4,259	47,677	54,592

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVI		ACVIG		ACVIP2		ACVMV1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(148)	711	24,561	28,749	13,600	18,985	14,962	19,428
Realized gain (loss) on investments	(41)	(5,143)	16,422	60,757	(4,715)	(19,635)	(7,092)	11,807
Change in unrealized gain (loss) on investments	27,704	30,855	72,756	160,994	113,695	92,457	926	168,677
Reinvested capital gains	1,847	9,968	101,156	183,004	-	-	-	146,759

Net increase (decrease) in contract owners’ equity resulting from operations	29,362	36,391	214,895	433,504	122,580	91,807	8,796	346,671

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	6,757	36,363	9,327	29,801	466,812	22,891	88,719	42,467
Transfers between funds	-	-	-	3	7	1	-	1
Surrenders (notes 2, 3, 4, 5 and 6)	(19,561)	(148,426)	(290,297)	(283,959)	(165,990)	(79,492)	(173,755)	(154,415)
Adjustments to maintain reserves	8,803	27,706	75,448	99,166	78,560	78,507	68,967	77,171

Net equity transactions	(4,001)	(84,357)	(205,522)	(154,989)	379,389	21,907	(16,069)	(34,776)

Net change in contract owners’ equity	25,361	(47,966)	9,373	278,515	501,969	113,714	(7,273)	311,895
Contract owners’ equity at beginning of period	125,421	173,387	2,231,358	1,952,843	1,255,604	1,141,890	1,562,103	1,250,208

Contract owners’ equity at end of period	$150,782	125,421	2,240,731	2,231,358	1,757,573	1,255,604	1,554,830	1,562,103

CHANGE IN UNITS:
Beginning units	51	90	6,046	6,292	6,743	6,835	4,159	4,269
Units purchased	7	28	322	400	3,425	790	593	375
Units surrendered	(9)	(67)	(865)	(646)	(1,099)	(882)	(634)	(485)

Ending units	49	51	5,503	6,046	9,069	6,743	4,118	4,159

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVU1		MLVGA2		DCAP		DSC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,584)	(1,250)	5,296	5,561	1,986	12,226	1,318	(5,870)
Realized gain (loss) on investments	5,956	3,023	17,879	7,303	(1,337)	(14,968)	(31,186)	(6,130)
Change in unrealized gain (loss) on investments	81,606	31,667	162,833	156,235	418,064	527,825	164,486	22,280
Reinvested capital gains	23,641	22,351	72,639	47,412	252,036	312,879	-	157,621

Net increase (decrease) in contract owners’ equity resulting from operations	109,619	55,791	258,647	216,511	670,749	837,962	134,618	167,901

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	74,341	2,425	-	76,482	11,608	5,561	14,862
Transfers between funds	-	-	-	-	(21)	5	3	2
Surrenders (notes 2, 3, 4, 5 and 6)	(17,782)	(13,821)	(215,687)	(115,895)	(350,484)	(473,504)	(251,436)	(49,453)
Adjustments to maintain reserves	4,908	2,160	41,192	48,003	117,982	116,555	24,723	28,447

Net equity transactions	(12,874)	62,680	(172,070)	(67,892)	(156,041)	(345,336)	(221,149)	(6,142)

Net change in contract owners’ equity	96,745	118,471	86,577	148,619	514,708	492,626	(86,531)	161,759
Contract owners’ equity at beginning of period	232,379	113,908	1,452,481	1,303,862	3,026,194	2,533,568	966,308	804,549

Contract owners’ equity at end of period	$329,124	232,379	1,539,058	1,452,481	3,540,902	3,026,194	879,777	966,308

CHANGE IN UNITS:
Beginning units	61	40	7,422	7,792	8,647	9,743	1,645	1,707
Units purchased	1	25	256	300	601	454	117	83
Units surrendered	(4)	(4)	(1,119)	(670)	(985)	(1,550)	(186)	(145)

Ending units	58	61	6,559	7,422	8,263	8,647	1,576	1,645

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DSIF		DVSCS		FQB		FVU2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$126,262	113,689	35,653	16,609	47,931	48,106	1,063	889
Realized gain (loss) on investments	687,079	544,178	135,415	397,218	(13,049)	(16,810)	(267)	(169)
Change in unrealized gain (loss) on investments	302,189	1,738,477	409,114	827,389	105,425	159,980	(1,009)	10,050
Reinvested capital gains	747,584	571,135	644,659	969,570	6,881	85	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,863,114	2,967,479	1,224,841	2,210,786	147,188	191,361	(213)	10,770

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	525,635	205,753	175,545	192,443	302	192,093	-	-
Transfers between funds	4	43	(13)	19	-	(1)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,700,800)	(1,239,207)	(914,801)	(1,286,469)	(475,691)	(214,762)	(6,170)	(13,140)
Adjustments to maintain reserves	368,754	379,563	387,165	433,864	130,787	148,063	3,680	4,938

Net equity transactions	(806,407)	(653,848)	(352,104)	(660,143)	(344,602)	125,393	(2,490)	(8,202)

Net change in contract owners’ equity	1,056,707	2,313,631	872,737	1,550,643	(197,414)	316,754	(2,703)	2,568
Contract owners’ equity at beginning of period	12,370,434	10,056,803	12,222,715	10,672,072	2,482,082	2,165,328	61,795	59,227

Contract owners’ equity at end of period	$13,427,141	12,370,434	13,095,452	12,222,715	2,284,668	2,482,082	59,092	61,795

CHANGE IN UNITS:
Beginning units	27,522	29,094	23,055	24,169	12,496	11,711	569	598
Units purchased	2,541	1,605	2,474	1,667	1,214	2,201	45	50
Units surrendered	(4,529)	(3,177)	(2,877)	(2,781)	(2,880)	(1,416)	(69)	(79)

Ending units	25,534	27,522	22,652	23,055	10,830	12,496	545	569

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FAMP		FCP		FEIP		FEIS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$250,042	282,919	-	-	996,446	1,070,554	76,078	73,526
Realized gain (loss) on investments	367,516	587,779	-	-	1,005,026	3,122,268	65,052	82,063
Change in unrealized gain (loss) on investments	2,557,459	2,119,839	-	-	(1,086,542)	9,400,139	(3,239)	881,194
Reinvested capital gains	332,044	1,060,899	-	-	3,514,560	5,115,077	278,301	396,573

Net increase (decrease) in contract owners’ equity resulting from operations	3,507,061	4,051,436	-	-	4,429,490	18,708,038	416,192	1,433,356

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	333,387	240,286	-	-	344,003	689,958	(102,145)	83,864
Transfers between funds	(77,343)	14,276	3	-	(10,735)	(38,217)	5	2
Surrenders (notes 2, 3, 4, 5 and 6)	(3,914,062)	(3,432,198)	(2)	-	(8,402,785)	(10,746,911)	(198,284)	(725,160)
Adjustments to maintain reserves	1,236,325	1,489,192	(1)	-	2,793,044	2,998,919	296,632	305,982

Net equity transactions	(2,421,693)	(1,688,444)	-	-	(5,276,473)	(7,096,251)	(3,792)	(335,312)

Net change in contract owners’ equity	1,085,368	2,362,992	-	-	(846,983)	11,611,787	412,400	1,098,044
Contract owners’ equity at beginning of period	26,357,302	23,994,310	-	-	84,780,744	73,168,957	6,668,989	5,570,945

Contract owners’ equity at end of period	$27,442,670	26,357,302	-	-	83,933,761	84,780,744	7,081,389	6,668,989

CHANGE IN UNITS:
Beginning units	37,478	40,223	-	-	76,936	84,012	20,212	21,337
Units purchased	3,100	4,096	-	-	6,561	5,830	1,508	1,470
Units surrendered	(6,786)	(6,841)	-	-	(11,399)	(12,906)	(1,425)	(2,595)

Ending units	33,792	37,478	-	-	72,098	76,936	20,295	20,212

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FF10S		FF20S		FF30S		FGP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$183	515	9,554	27,113	20,975	43,093	(740,094)	(598,416)
Realized gain (loss) on investments	2,786	5,473	79,759	44,189	199,717	78,344	9,952,810	7,074,040
Change in unrealized gain (loss) on investments	853	3,458	66,976	176,956	272,741	479,590	39,663,836	26,901,297
Reinvested capital gains	2,494	4,044	125,181	111,363	188,998	117,484	16,760,242	9,166,370

Net increase (decrease) in contract owners’ equity resulting from operations	6,316	13,490	281,470	359,621	682,431	718,511	65,636,794	42,543,291

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	14,845	97,824	304,218	228,015	1,363,471	1,083,982
Transfers between funds	-	23	-	-	(57)	-	(556,748)	(12,800)
Surrenders (notes 2, 3, 4, 5 and 6)	(27,744)	(65,196)	(347,259)	(217,016)	(115,239)	(253,858)	(22,460,762)	(16,974,131)
Adjustments to maintain reserves	11,875	12,821	63,978	73,926	101,802	101,083	4,034,095	3,845,062

Net equity transactions	(15,869)	(52,352)	(268,436)	(45,266)	290,724	75,240	(17,619,944)	(12,057,887)

Net change in contract owners’ equity	(9,553)	(38,862)	13,034	314,355	973,155	793,751	48,016,850	30,485,404
Contract owners’ equity at beginning of period	59,848	98,710	2,224,538	1,910,183	3,875,647	3,081,896	161,871,791	131,386,387

Contract owners’ equity at end of period	$50,295	59,848	2,237,572	2,224,538	4,848,802	3,875,647	209,888,641	161,871,791

CHANGE IN UNITS:
Beginning units	282	534	9,622	9,849	15,232	14,952	113,469	123,693
Units purchased	60	65	424	867	1,635	1,480	5,713	7,144
Units surrendered	(128)	(317)	(1,565)	(1,094)	(423)	(1,200)	(16,777)	(17,368)

Ending units	214	282	8,481	9,622	16,444	15,232	102,405	113,469

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FGS		FHIP		FIGBP		FIGBS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(24,889)	(26,717)	397,201	426,437	364,680	427,286	27,983	29,959
Realized gain (loss) on investments	400,486	262,356	65,346	(29,670)	137,889	52,388	7,278	(3,837)
Change in unrealized gain (loss) on investments	1,163,577	760,622	(312,096)	863,197	1,304,084	1,330,167	105,212	107,131
Reinvested capital gains	512,130	277,000	-	-	8,104	-	631	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,051,304	1,273,261	150,451	1,259,964	1,814,757	1,809,841	141,104	133,253

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	17,710	32,993	123,353	671,818	965,575	513,122	4,302	5,187
Transfers between funds	23	(1)	(46,036)	13,773	122,549	93,866	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(679,584)	(472,359)	(1,206,605)	(1,600,069)	(3,411,819)	(2,181,718)	(90,246)	(129,002)
Adjustments to maintain reserves	174,338	169,628	397,799	445,470	947,224	1,007,381	83,872	94,847

Net equity transactions	(487,513)	(269,739)	(731,489)	(469,008)	(1,376,471)	(567,349)	(2,072)	(28,968)

Net change in contract owners’ equity	1,563,791	1,003,522	(581,038)	790,956	438,286	1,242,492	139,032	104,285
Contract owners’ equity at beginning of period	4,921,542	3,918,020	9,697,664	8,906,708	21,608,352	20,365,860	1,663,719	1,559,434

Contract owners’ equity at end of period	$6,485,333	4,921,542	9,116,626	9,697,664	22,046,638	21,608,352	1,802,751	1,663,719

CHANGE IN UNITS:
Beginning units	10,588	11,226	19,581	20,736	50,062	50,560	9,256	9,436
Units purchased	420	551	2,016	3,702	6,849	6,753	906	1,008
Units surrendered	(1,229)	(1,189)	(3,601)	(4,857)	(10,364)	(7,251)	(913)	(1,188)

Ending units	9,779	10,588	17,996	19,581	46,547	50,062	9,249	9,256

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FMCS		FNRS2		FOP		FOS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(12,876)	7,581	9,948	8,746	(14,813)	303,515	(15,043)	33,523
Realized gain (loss) on investments	(193,934)	(27,336)	(125,017)	(79,167)	265,483	107,418	25,612	11,567
Change in unrealized gain (loss) on investments	1,573,302	868,775	(162,612)	152,254	3,785,129	5,296,525	533,764	674,880
Reinvested capital gains	-	1,059,359	-	541	131,536	1,018,520	17,116	127,978

Net increase (decrease) in contract owners’ equity resulting from operations	1,366,492	1,908,379	(277,681)	82,374	4,167,335	6,725,978	561,449	847,948

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	133,115	140,352	52,153	8,734	242,096	596,091	-	37,236
Transfers between funds	22	8	-	-	(9,442)	4,363	(7)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,699,794)	(1,475,648)	(72,222)	(266,033)	(3,555,727)	(3,633,724)	(275,626)	(313,954)
Adjustments to maintain reserves	327,562	345,694	75,200	82,480	1,048,795	1,237,233	185,946	198,769

Net equity transactions	(1,239,095)	(989,594)	55,131	(174,819)	(2,274,278)	(1,796,037)	(89,687)	(77,949)

Net change in contract owners’ equity	127,397	918,785	(222,550)	(92,445)	1,893,057	4,929,941	471,762	769,999
Contract owners’ equity at beginning of period	9,750,726	8,831,941	800,071	892,516	30,651,962	25,722,021	3,961,919	3,191,920

Contract owners’ equity at end of period	$9,878,123	9,750,726	577,521	800,071	32,545,019	30,651,962	4,433,681	3,961,919

CHANGE IN UNITS:
Beginning units	15,100	16,689	5,283	6,426	65,416	70,037	13,004	13,276
Units purchased	1,055	1,031	2,045	782	5,631	5,857	869	1,008
Units surrendered	(3,152)	(2,620)	(1,604)	(1,925)	(10,734)	(10,478)	(1,178)	(1,280)

Ending units	13,003	15,100	5,724	5,283	60,313	65,416	12,695	13,004

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVSS		FTVDM2		FTVFA2		FTVGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$8,100	16,252	33,622	2,536	523	1,815	92,323	80,067
Realized gain (loss) on investments	(96,374)	54,207	(4,965)	(12,092)	(1,433)	(521)	(43,183)	(12,073)
Change in unrealized gain (loss) on investments	65,358	285,675	99,775	245,487	(9,957)	5,482	(122,950)	(51,841)
Reinvested capital gains	96,871	175,257	25,513	-	18,576	4,240	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	73,955	531,391	153,945	235,931	7,709	11,016	(73,810)	16,153

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	44,576	147,916	3	10,019	-	-	14,250	19,883
Transfers between funds	5	-	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(335,805)	(336,152)	(137,220)	(227,472)	(4,762)	(4,342)	(128,086)	(88,247)
Adjustments to maintain reserves	90,957	70,783	49,901	57,865	5,529	4,939	58,518	58,290

Net equity transactions	(200,267)	(117,453)	(87,316)	(159,588)	767	597	(55,318)	(10,074)

Net change in contract owners’ equity	(126,312)	413,938	66,629	76,343	8,476	11,613	(129,128)	6,079
Contract owners’ equity at beginning of period	2,031,226	1,617,288	1,085,441	1,009,098	69,418	57,805	1,241,855	1,235,776

Contract owners’ equity at end of period	$1,904,914	2,031,226	1,152,070	1,085,441	77,894	69,418	1,112,727	1,241,855

CHANGE IN UNITS:
Beginning units	4,247	4,427	8,476	9,913	426	422	12,266	12,366
Units purchased	368	620	511	673	36	34	1,031	987
Units surrendered	(866)	(800)	(1,253)	(2,110)	(31)	(30)	(1,612)	(1,087)

Ending units	3,749	4,247	7,734	8,476	431	426	11,685	12,266

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVRDI		FTVSVI		TIF		ACEG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$56,971	55,467	44,541	28,319	15,151	12,062	(4,200)	(3,688)
Realized gain (loss) on investments	(32,808)	128,277	(277,146)	(42,975)	(32,098)	(93,621)	26,320	20,207
Change in unrealized gain (loss) on investments	622,663	500,824	224,689	355,520	(9,210)	165,409	166,312	59,323
Reinvested capital gains	364,215	1,058,486	273,671	797,739	-	8,901	50,312	75,527

Net increase (decrease) in contract owners’ equity resulting from operations	1,011,041	1,743,054	265,755	1,138,603	(26,157)	92,751	238,744	151,369

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	61,839	157,997	188,151	65,962	3	-	78,979	24,932
Transfers between funds	(84)	2	9	5	1	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,059,690)	(968,548)	(382,902)	(860,249)	(88,534)	(322,366)	(87,923)	(51,995)
Adjustments to maintain reserves	289,747	278,660	162,504	181,803	11,631	16,022	27,622	21,817

Net equity transactions	(708,188)	(531,889)	(32,238)	(612,479)	(76,899)	(306,344)	18,678	(5,246)

Net change in contract owners’ equity	302,853	1,211,165	233,517	526,124	(103,056)	(213,593)	257,422	146,123
Contract owners’ equity at beginning of period	7,499,625	6,288,460	5,244,678	4,718,554	660,512	874,105	574,826	428,703

Contract owners’ equity at end of period	$7,802,478	7,499,625	5,478,195	5,244,678	557,456	660,512	832,248	574,826

CHANGE IN UNITS:
Beginning units	13,684	14,621	9,849	11,024	1,003	1,196	2,130	2,131
Units purchased	817	948	1,119	544	9	10	322	218
Units surrendered	(2,322)	(1,885)	(1,101)	(1,719)	(92)	(203)	(303)	(219)

Ending units	12,179	13,684	9,867	9,849	920	1,003	2,149	2,130

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AVBVI		OVAG		OVGI		OVGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(21)	(1,060)	(13,050)	-	28,781	9,402	25,137	19,593
Realized gain (loss) on investments	(2,436)	(23,460)	37,327	-	11,361	24,498	144,478	16,223
Change in unrealized gain (loss) on investments	5,051	42,020	1,026,199	-	54,479	253,095	2,631,886	1,422,007
Reinvested capital gains	11,004	40,658	-	-	284,191	449,958	457,232	1,676,806

Net increase (decrease) in contract owners’ equity resulting from operations	13,598	58,158	1,050,476	-	378,812	736,953	3,258,733	3,134,629

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	89,088	2,250,844	-	35,397	90,549	(89,426)	176,878
Transfers between funds	-	-	(1)	-	6	11	(134)	10
Surrenders (notes 2, 3, 4, 5 and 6)	(18,572)	(96,679)	(202,273)	-	(275,462)	(476,904)	(1,467,360)	(1,613,210)
Adjustments to maintain reserves	5,018	4,893	22,792	-	126,238	149,407	426,746	441,535

Net equity transactions	(13,554)	(2,698)	2,071,362	-	(113,821)	(236,937)	(1,130,174)	(994,787)

Net change in contract owners’ equity	44	55,460	3,121,838	-	264,991	500,016	2,128,559	2,139,842
Contract owners’ equity at beginning of period	285,209	229,749	-	-	2,971,797	2,471,781	12,651,745	10,511,903

Contract owners’ equity at end of period	$285,253	285,209	3,121,838	-	3,236,788	2,971,797	14,780,304	12,651,745

CHANGE IN UNITS:
Beginning units	109	114	-	-	8,452	9,057	31,612	34,302
Units purchased	2	37	22,330	-	617	589	1,227	2,130
Units surrendered	(7)	(42)	(1,638)	-	(900)	(1,194)	(3,740)	(4,820)

Ending units	104	109	20,692	-	8,169	8,452	29,099	31,612

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVSB		OVSC		WRASP		JABS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$23,625	13,682	(458)	(5,066)	2,199	2,677	26,902	30,068
Realized gain (loss) on investments	(11,127)	(10,194)	(12,304)	(32,704)	(4,572)	(12,930)	112,570	132,113
Change in unrealized gain (loss) on investments	1,487	40,562	196,089	172,093	21,965	41,968	224,280	348,836
Reinvested capital gains	-	-	14,207	93,597	2,992	8,154	48,395	81,626

Net increase (decrease) in contract owners’ equity resulting from operations	13,985	44,050	197,534	227,920	22,584	39,869	412,147	592,643

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	12,338	18,318	4,128	-	-	320,560	168,032
Transfers between funds	-	-	3	(9)	1	-	15	1
Surrenders (notes 2, 3, 4, 5 and 6)	(1,062)	(73,642)	(81,116)	(216,997)	(47,479)	(43,181)	(574,494)	(588,497)
Adjustments to maintain reserves	35,292	34,298	45,089	51,334	10,036	7,859	167,583	146,349

Net equity transactions	34,230	(27,006)	(17,706)	(161,544)	(37,442)	(35,322)	(86,336)	(274,115)

Net change in contract owners’ equity	48,215	17,044	179,828	66,376	(14,858)	4,547	325,811	318,528
Contract owners’ equity at beginning of period	470,269	453,225	1,030,635	964,259	209,765	205,218	3,130,029	2,811,501

Contract owners’ equity at end of period	$518,484	470,269	1,210,463	1,030,635	194,907	209,765	3,455,840	3,130,029

CHANGE IN UNITS:
Beginning units	3,846	3,996	1,897	2,153	1,096	1,296	6,186	6,901
Units purchased	743	588	175	133	63	60	1,257	707
Units surrendered	(425)	(738)	(195)	(389)	(258)	(260)	(1,243)	(1,422)

Ending units	4,164	3,846	1,877	1,897	901	1,096	6,200	6,186

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JACAS		JAGTS		JAIGS		MV2IGI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(43,532)	(45,880)	(25,077)	(7,679)	13,993	33,277	(5,976)	(2,651)
Realized gain (loss) on investments	190,065	43,326	263,596	190,725	(192,388)	(45,136)	103,070	73,632
Change in unrealized gain (loss) on investments	1,832,171	1,365,456	988,187	623,598	544,438	691,631	96,695	626,247
Reinvested capital gains	572,676	546,070	330,061	190,661	-	-	256,536	230,535

Net increase (decrease) in contract owners’ equity resulting from operations	2,551,380	1,908,972	1,556,767	997,305	366,043	679,772	450,325	927,763

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	144,927	354,044	285,086	296,133	16,483	22,246	25,466	65,785
Transfers between funds	(15)	(1)	(2,843)	2	(158)	(2)	23	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,070,501)	(709,582)	(501,296)	(536,948)	(643,866)	(385,175)	(769,689)	(470,598)
Adjustments to maintain reserves	217,800	253,241	119,203	74,905	161,370	191,333	60,812	63,438

Net equity transactions	(707,789)	(102,298)	(99,850)	(165,908)	(466,171)	(171,598)	(683,388)	(341,375)

Net change in contract owners’ equity	1,843,591	1,806,674	1,456,917	831,397	(100,128)	508,174	(233,063)	586,388
Contract owners’ equity at beginning of period	7,174,131	5,367,457	3,162,251	2,330,854	3,186,836	2,678,662	3,018,951	2,432,563

Contract owners’ equity at end of period	$9,017,722	7,174,131	4,619,168	3,162,251	3,086,708	3,186,836	2,785,888	3,018,951

CHANGE IN UNITS:
Beginning units	12,697	12,813	4,367	4,606	10,033	10,633	14,363	16,218
Units purchased	593	1,382	512	713	774	1,332	454	768
Units surrendered	(1,716)	(1,498)	(618)	(952)	(2,239)	(1,932)	(4,111)	(2,623)

Ending units	11,574	12,697	4,261	4,367	8,568	10,033	10,706	14,363

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MVFIC		MVIVSC		MSEM		MSVFI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$23,462	41,482	3,480	14,836	3,505	5,774	21,356	31,135
Realized gain (loss) on investments	12,650	85,468	71,197	37,513	(1,615)	(4,830)	7,947	12,600
Change in unrealized gain (loss) on investments	(72,995)	465,902	242,326	268,520	2,301	14,652	30,581	46,293
Reinvested capital gains	119,038	129,914	39,975	53,927	-	-	10,288	-

Net increase (decrease) in contract owners’ equity resulting from operations	82,155	722,766	356,978	374,796	4,191	15,596	70,172	90,028

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	102,972	98,947	30,437	45,843	-	-	265,668	72,325
Transfers between funds	(19)	(15)	81,236	260	-	(2)	3	-
Surrenders (notes 2, 3, 4, 5 and 6)	(428,788)	(463,675)	(195,441)	(134,763)	(9,282)	(44,638)	(148,725)	(240,076)
Adjustments to maintain reserves	97,510	119,925	21,024	25,754	1,003	1,417	48,878	61,359

Net equity transactions	(228,325)	(244,818)	(62,744)	(62,906)	(8,279)	(43,223)	165,824	(106,392)

Net change in contract owners’ equity	(146,170)	477,948	294,234	311,890	(4,088)	(27,627)	235,996	(16,364)
Contract owners’ equity at beginning of period	3,099,643	2,621,695	1,837,494	1,525,604	98,844	126,471	889,393	905,757

Contract owners’ equity at end of period	$2,953,473	3,099,643	2,131,728	1,837,494	94,756	98,844	1,125,389	889,393

CHANGE IN UNITS:
Beginning units	6,216	6,492	3,985	4,100	280	317	3,426	4,103
Units purchased	585	553	361	314	2	1	1,732	505
Units surrendered	(917)	(829)	(473)	(429)	(24)	(38)	(733)	(1,182)

Ending units	5,884	6,216	3,873	3,985	258	280	4,425	3,426

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSVRE		EIF4		GBF		GBF4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$9,207	7,779	150,271	168,687	7,409	7,962	168,950	168,730
Realized gain (loss) on investments	(18,294)	13,827	943,577	1,163,086	2,033	(352)	(29,308)	(123,090)
Change in unrealized gain (loss) on investments	(108,197)	58,280	(1,382,184)	1,661,502	18,216	18,455	428,760	504,732
Reinvested capital gains	11,683	23,080	616,918	591,069	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(105,601)	102,966	328,582	3,584,344	27,658	26,065	568,402	550,372

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4	11,498	63,267	290,078	-	-	377,280	323,147
Transfers between funds	-	-	(140,896)	6,490	-	-	154,580	36,972
Surrenders (notes 2, 3, 4, 5 and 6)	(85,570)	(158,538)	(1,263,998)	(2,390,390)	(11,819)	3,860	(1,218,309)	(1,197,033)
Adjustments to maintain reserves	11,882	22,195	458,039	499,922	27,697	29,418	428,244	522,978

Net equity transactions	(73,684)	(124,845)	(883,588)	(1,593,900)	15,878	33,278	(258,205)	(313,936)

Net change in contract owners’ equity	(179,285)	(21,879)	(555,006)	1,990,444	43,536	59,343	310,197	236,436
Contract owners’ equity at beginning of period	568,116	589,995	16,153,118	14,162,674	528,797	469,454	10,394,800	10,158,364

Contract owners’ equity at end of period	$388,831	568,116	15,598,112	16,153,118	572,333	528,797	10,704,997	10,394,800

CHANGE IN UNITS:
Beginning units	257	314	35,557	37,517	3,506	3,283	20,227	20,574
Units purchased	8	40	3,356	3,327	533	473	3,406	3,464
Units surrendered	(39)	(97)	(4,736)	(5,287)	(435)	(250)	(3,808)	(3,811)

Ending units	226	257	34,177	35,557	3,604	3,506	19,825	20,227

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GEM		GIG		GVAAA2		GVABD2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$31,144	47,440	708	3,298	7,452	12,659	4,585	1,545
Realized gain (loss) on investments	58,929	29,423	158	(282)	11,185	9,874	1,884	652
Change in unrealized gain (loss) on investments	288,293	479,656	10,742	16,982	2,767	115,237	7,379	8,611
Reinvested capital gains	-	-	-	6,348	82,548	92,518	199	466

Net increase (decrease) in contract owners’ equity resulting from operations	378,366	556,519	11,608	26,346	103,952	230,288	14,047	11,274

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,762	45,805	-	37,139	295	160,566	165,085	30,459
Transfers between funds	(53,966)	(1,946)	-	-	-	24	-	2
Surrenders (notes 2, 3, 4, 5 and 6)	(388,079)	(411,271)	(10,861)	(51,186)	(390,046)	(201,678)	(29,659)	(24,173)
Adjustments to maintain reserves	104,838	163,140	13,889	15,600	28,743	32,887	7,428	9,470

Net equity transactions	(332,445)	(204,272)	3,028	1,553	(361,008)	(8,201)	142,854	15,758

Net change in contract owners’ equity	45,921	352,247	14,636	27,899	(257,056)	222,087	156,901	27,032
Contract owners’ equity at beginning of period	2,973,540	2,621,293	156,815	128,916	1,366,533	1,144,446	158,546	131,514

Contract owners’ equity at end of period	$3,019,461	2,973,540	171,451	156,815	1,109,477	1,366,533	315,447	158,546

CHANGE IN UNITS:
Beginning units	6,276	6,752	1,320	1,283	6,294	6,319	1,168	1,048
Units purchased	612	728	163	506	169	988	1,222	339
Units surrendered	(1,103)	(1,204)	(136)	(469)	(1,866)	(1,013)	(246)	(219)

Ending units	5,785	6,276	1,347	1,320	4,597	6,294	2,144	1,168

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVAGG2		GVAGI2		GVAGR2		GVDMA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,708)	(1,919)	9,345	5,803	(1,160)	(5,762)	(102,172)	269,501
Realized gain (loss) on investments	50,030	78,588	27,290	11,453	130,511	60,447	224,923	591,892
Change in unrealized gain (loss) on investments	351,977	296,224	(21,452)	101,885	544,403	103,883	785,226	1,110,240
Reinvested capital gains	135,099	156,858	105,872	90,046	173,736	228,917	1,262,511	1,905,456

Net increase (decrease) in contract owners’ equity resulting from operations	535,398	529,751	121,055	209,187	847,490	387,485	2,170,488	3,877,089

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	83,749	-	1,828	54,379	306,055	153,227	(127,033)	153,232
Transfers between funds	-	40	-	-	-	36	151	35
Surrenders (notes 2, 3, 4, 5 and 6)	(279,765)	(241,667)	(150,137)	(27,546)	(473,527)	(177,440)	(2,182,683)	(3,068,851)
Adjustments to maintain reserves	60,757	64,697	25,817	27,834	83,343	53,940	1,102,625	1,076,242

Net equity transactions	(135,259)	(176,930)	(122,492)	54,667	(84,129)	29,763	(1,206,940)	(1,839,342)

Net change in contract owners’ equity	400,139	352,821	(1,437)	263,854	763,361	417,248	963,548	2,037,747
Contract owners’ equity at beginning of period	1,973,511	1,620,690	1,097,485	833,631	1,725,655	1,308,407	21,282,684	19,244,937

Contract owners’ equity at end of period	$2,373,650	1,973,511	1,096,048	1,097,485	2,489,016	1,725,655	22,246,232	21,282,684

CHANGE IN UNITS:
Beginning units	7,366	8,092	4,811	4,558	5,987	5,870	66,564	72,763
Units purchased	656	394	180	432	1,151	852	4,066	6,309
Units surrendered	(1,152)	(1,120)	(710)	(179)	(1,395)	(735)	(8,041)	(12,508)

Ending units	6,870	7,366	4,281	4,811	5,743	5,987	62,589	66,564

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDMC		GVEX4		GVIDA		GVIDC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(15,030)	42,429	2,219,355	2,141,069	(26,565)	66,787	(6,756)	14,981
Realized gain (loss) on investments	(28,023)	(1,284)	7,137,791	6,596,551	85,067	134,922	(16,466)	(7,851)
Change in unrealized gain (loss) on investments	155,985	143,770	14,210,915	25,312,537	234,860	402,482	74,150	61,105
Reinvested capital gains	73,454	145,775	3,312,152	6,516,533	347,101	457,008	12,511	21,168

Net increase (decrease) in contract owners’ equity resulting from operations	186,386	330,690	26,880,213	40,566,690	640,463	1,061,199	63,439	89,403

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	32,245	95,045	895,771	1,043,641	7,626	79	388,402	46,774
Transfers between funds	(51)	(1)	257,606	(88,530)	-	-	-	(1)
Surrenders (notes 2, 3, 4, 5 and 6)	(578,670)	(210,878)	(18,502,102)	(16,552,754)	(411,546)	(550,008)	(199,764)	(147,773)
Adjustments to maintain reserves	110,751	115,928	5,245,249	5,473,467	244,153	271,044	45,372	54,223

Net equity transactions	(435,725)	94	(12,103,476)	(10,124,176)	(159,767)	(278,885)	234,010	(46,777)

Net change in contract owners’ equity	(249,339)	330,784	14,776,737	30,442,514	480,696	782,314	297,449	42,626
Contract owners’ equity at beginning of period	2,926,366	2,595,582	167,999,842	137,557,328	5,562,809	4,780,495	1,064,196	1,021,570

Contract owners’ equity at end of period	$2,677,027	2,926,366	182,776,579	167,999,842	6,043,505	5,562,809	1,361,645	1,064,196

CHANGE IN UNITS:
Beginning units	12,529	12,448	129,194	138,459	16,214	17,096	5,662	5,921
Units purchased	792	1,149	7,859	7,622	927	1,065	2,414	695
Units surrendered	(2,749)	(1,068)	(17,796)	(16,887)	(1,409)	(1,947)	(1,220)	(954)

Ending units	10,572	12,529	119,257	129,194	15,732	16,214	6,856	5,662

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVIDM		HIBF		MCIF		MSBF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(175,849)	565,401	55,574	66,670	23,643	32,844	24,432	50,703
Realized gain (loss) on investments	441,694	754,858	(17,278)	(9,462)	(17,072)	127,149	(18,241)	(9,277)
Change in unrealized gain (loss) on investments	1,127,259	1,062,552	27,124	117,227	344,684	141,380	20,576	52,396
Reinvested capital gains	2,055,228	3,297,844	-	-	248,218	850,544	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,448,332	5,680,655	65,420	174,435	599,473	1,151,917	26,767	93,822

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	171,422	407,543	51,452	49,997	22,429	207,139	58,594	116,180
Transfers between funds	(10,723)	71,500	3	-	6	(1)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(3,386,614)	(3,885,191)	(300,807)	(225,437)	(653,972)	(600,109)	(401,240)	(181,012)
Adjustments to maintain reserves	1,231,696	1,363,362	67,499	88,189	168,620	183,837	54,662	60,249

Net equity transactions	(1,994,219)	(2,042,786)	(181,853)	(87,251)	(462,917)	(209,134)	(287,984)	(4,583)

Net change in contract owners’ equity	1,454,113	3,637,869	(116,433)	87,184	136,556	942,783	(261,217)	89,239
Contract owners’ equity at beginning of period	37,923,049	34,285,180	1,382,582	1,295,398	5,654,242	4,711,459	1,252,656	1,163,417

Contract owners’ equity at end of period	$39,377,162	37,923,049	1,266,149	1,382,582	5,790,798	5,654,242	991,439	1,252,656

CHANGE IN UNITS:
Beginning units	85,531	89,962	4,810	5,289	9,596	9,892	6,126	5,882
Units purchased	6,133	7,840	358	366	656	681	550	1,085
Units surrendered	(10,199)	(12,271)	(1,024)	(845)	(1,442)	(977)	(1,994)	(841)

Ending units	81,465	85,531	4,144	4,810	8,810	9,596	4,682	6,126

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVAMV1		NVAMVX		NVCBD1		NVCCA1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$45,217	116,374	34,773	-	6,784	5,528	116	1,024
Realized gain (loss) on investments	(605,337)	43,284	3,246	-	2,261	41	(205)	(63)
Change in unrealized gain (loss) on investments	278,958	541,172	492,393	-	9,563	13,716	3,503	2,680
Reinvested capital gains	140,526	650,567	-	-	768	-	1,863	4,266

Net increase (decrease) in contract owners’ equity resulting from operations	(140,636)	1,351,397	530,412	-	19,376	19,285	5,277	7,907

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	(9,222)	4,397	2,516,415	-	84,309	40,278	-	-
Transfers between funds	(79)	15	(9)	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,853,955)	(587,411)	1,020,847	-	(42,687)	(70,283)	(3,100)	(1,256)
Adjustments to maintain reserves	156,333	217,860	85,910	-	35,333	20,667	1,424	2,105

Net equity transactions	(1,706,923)	(365,139)	3,623,163	-	76,955	(9,338)	(1,676)	849

Net change in contract owners’ equity	(1,847,559)	986,258	4,153,575	-	96,331	9,947	3,601	8,756
Contract owners’ equity at beginning of period	6,330,406	5,344,148	-	-	247,726	237,779	49,506	40,750

Contract owners’ equity at end of period	$4,482,847	6,330,406	4,153,575	-	344,057	247,726	53,107	49,506

CHANGE IN UNITS:
Beginning units	17,607	18,628	-	-	1,657	1,720	280	275
Units purchased	829	859	32,405	-	806	469	10	16
Units surrendered	(5,993)	(1,880)	(697)	-	(299)	(532)	(19)	(11)

Ending units	12,443	17,607	31,708	-	2,164	1,657	271	280

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCCN1		NVCMA1		NVCMC1		NVCMD1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(40)	162	522	3,006	(5)	87	(233)	9,296
Realized gain (loss) on investments	59	(122)	(2,544)	(7,570)	(42)	(22)	(22,844)	(7,111)
Change in unrealized gain (loss) on investments	524	625	14,040	18,256	383	245	42,616	31,730
Reinvested capital gains	20	163	3,020	13,783	31	208	8,624	32,609

Net increase (decrease) in contract owners’ equity resulting from operations	563	828	15,038	27,475	367	518	28,163	66,524

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	-	-	-	-	13,030
Transfers between funds	-	-	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(2,580)	(2,294)	(29,129)	(56,920)	(521)	(479)	(200,845)	(55,437)
Adjustments to maintain reserves	1,842	1,724	19,366	20,034	511	466	45,091	79,911

Net equity transactions	(738)	(570)	(9,763)	(36,886)	(10)	(13)	(155,754)	37,504

Net change in contract owners’ equity	(175)	258	5,275	(9,411)	357	505	(127,591)	104,028
Contract owners’ equity at beginning of period	8,627	8,369	141,569	150,980	4,275	3,770	468,150	364,122

Contract owners’ equity at end of period	$8,452	8,627	146,844	141,569	4,632	4,275	340,559	468,150

CHANGE IN UNITS:
Beginning units	60	64	787	1,019	27	27	2,737	2,500
Units purchased	13	13	146	151	6	6	465	590
Units surrendered	(18)	(17)	(201)	(383)	(6)	(6)	(1,391)	(353)

Ending units	55	60	732	787	27	27	1,811	2,737

See accompanying notes to financial statements.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCRA1		NVCRB1		NVDBL2		NVDCA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,777	9,554	(8)	375	(599)	1,402	(77)	190
Realized gain (loss) on investments	(1,398)	(11,468)	(186)	(181)	(5,211)	(377)	(32)	73
Change in unrealized gain (loss) on investments	54,531	62,183	1,757	1,184	7,618	6,287	766	1,015
Reinvested capital gains	-	34,943	290	1,193	3,567	5,850	809	981

Net increase (decrease) in contract owners’ equity resulting from operations	54,910	95,212	1,853	2,571	5,375	13,162	1,466	2,259

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	-	24,768	-	-	-
Transfers between funds	-	-	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(4,756)	(75,616)	(799)	(540)	(89,751)	(9,409)	(1,123)	(1,006)
Adjustments to maintain reserves	6,839	13,801	1,834	1,835	2,421	6,948	397	1,250

Net equity transactions	2,083	(61,815)	1,035	1,295	(62,562)	(2,461)	(726)	244

Net change in contract owners’ equity	56,993	33,397	2,888	3,866	(57,187)	10,701	740	2,503
Contract owners’ equity at beginning of period	461,834	428,437	20,395	16,529	102,559	91,858	14,369	11,866

Contract owners’ equity at end of period	$518,827	461,834	23,283	20,395	45,372	102,559	15,109	14,369

CHANGE IN UNITS:
Beginning units	2,523	2,884	124	116	513	526	59	58
Units purchased	251	259	15	16	136	53	2	6
Units surrendered	(241)	(620)	(9)	(8)	(440)	(66)	(5)	(5)

Ending units	2,533	2,523	130	124	209	513	56	59

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVIE6		NVLCP1		NVMIG1		NVMIVX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$683	4,346	745	132	5,037	6,359	(23,419)	-
Realized gain (loss) on investments	4,799	11,647	404	2	(59,699)	(17,264)	21,127	-
Change in unrealized gain (loss) on investments	9,341	17,044	(211)	303	195,410	274,231	2,279,175	-
Reinvested capital gains	-	11,391	-	-	477,528	78,642	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,823	44,428	938	437	618,276	341,968	2,276,883	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3	-	28,343	-	45,409	7,709	11,800,208	-
Transfers between funds	-	-	-	-	-	-	4,589,028	-
Surrenders (notes 2, 3, 4, 5 and 6)	(26,851)	(43,534)	(5,182)	(660)	(422,093)	(161,863)	(184,236)	-
Adjustments to maintain reserves	8,910	8,630	932	961	65,583	41,297	149,661	-

Net equity transactions	(17,938)	(34,904)	24,093	301	(311,101)	(112,857)	16,354,661	-

Net change in contract owners’ equity	(3,115)	9,524	25,031	738	307,175	229,111	18,631,544	-
Contract owners’ equity at beginning of period	273,059	263,535	5,385	4,647	1,322,776	1,093,665	-	-

Contract owners’ equity at end of period	$269,944	273,059	30,416	5,385	1,629,951	1,322,776	18,631,544	—

CHANGE IN UNITS:
Beginning units	2,415	2,753	34	32	10,318	11,279	-	-
Units purchased	125	128	175	6	854	467	108,886	-
Units surrendered	(308)	(466)	(32)	(4)	(2,689)	(1,428)	(3,192)	-

Ending units	2,232	2,415	177	34	8,483	10,318	105,694	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMLG1		NVMMG1		NVMMV2		NVNMO1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(35,109)	148,929	(419,996)	(375,232)	53,126	66,198	(33,464)	(1,812)
Realized gain (loss) on investments	(117,658)	61,764	734,849	1,721,033	(205,201)	(241,189)	405,573	392,951
Change in unrealized gain (loss) on investments	(917,301)	320,306	23,346,268	1,040,544	67,430	293,742	258,050	2,084,351
Reinvested capital gains	2,374,779	572,186	8,886,709	14,284,982	-	789,251	1,266,014	1,260,565

Net increase (decrease) in contract owners’ equity resulting from operations	1,304,711	1,103,185	32,547,830	16,671,327	(84,645)	908,002	1,896,173	3,736,055

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	43,187	75,741	250,262	355,583	2,377	-	53,941	77,307
Transfers between funds	10	(3)	(541,809)	(9,226)	18	-	(38,540)	(38,109)
Surrenders (notes 2, 3, 4, 5 and 6)	(599,246)	(452,050)	(8,306,654)	(6,044,225)	(161,251)	(610,766)	(1,564,441)	(1,878,169)
Adjustments to maintain reserves	162,166	166,559	994,748	1,263,079	157,423	179,186	393,473	408,659

Net equity transactions	(393,883)	(209,753)	(7,603,453)	(4,434,789)	(1,433)	(431,580)	(1,155,567)	(1,430,312)

Net change in contract owners’ equity	910,828	893,432	24,944,377	12,236,538	(86,078)	476,422	740,606	2,305,743
Contract owners’ equity at beginning of period	4,707,113	3,813,681	59,219,476	46,982,938	4,569,233	4,092,811	16,580,094	14,274,351

Contract owners’ equity at end of period	$5,617,941	4,707,113	84,163,853	59,219,476	4,483,155	4,569,233	17,320,700	16,580,094

CHANGE IN UNITS:
Beginning units	17,861	18,669	149,392	162,306	18,667	20,562	54,132	59,925
Units purchased	893	1,128	5,944	7,609	1,953	1,072	2,999	2,779
Units surrendered	(2,171)	(1,936)	(24,812)	(20,523)	(1,957)	(2,967)	(7,012)	(8,572)

Ending units	16,583	17,861	130,524	149,392	18,663	18,667	50,119	54,132

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVNSR2		NVOLG1		NVRE1		NVSTB2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$97	2	920,390	1,349,423	25,235	38,328	6,466	10,261
Realized gain (loss) on investments	1,285	3,865	(612,140)	3,058,714	(178,741)	(52,413)	(1,366)	(2,238)
Change in unrealized gain (loss) on investments	9,974	18,587	9,234,682	1,788,603	(175,751)	1,008,691	8,285	12,060
Reinvested capital gains	12,741	17,846	14,103,920	33,873,519	15,304	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	24,097	40,300	23,646,852	40,070,259	(313,953)	994,606	13,385	20,083

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	365,363	413,820	13,268	93,343	890	81,786
Transfers between funds	-	-	(632,579)	(81,446)	(25)	(64)	-	1
Surrenders (notes 2, 3, 4, 5 and 6)	(6,586)	(20,763)	(14,557,875)	(16,328,131)	(540,077)	(533,130)	2,339	(70,911)
Adjustments to maintain reserves	5,785	5,686	3,531,250	3,596,406	130,121	124,184	24,836	46,030

Net equity transactions	(801)	(15,077)	(11,293,841)	(12,399,351)	(396,713)	(315,667)	28,065	56,906

Net change in contract owners’ equity	23,296	25,223	12,353,011	27,670,908	(710,666)	678,939	41,450	76,989
Contract owners’ equity at beginning of period	192,710	167,487	141,180,033	113,509,125	4,124,610	3,445,671	683,981	606,992

Contract owners’ equity at end of period	$216,006	192,710	153,533,044	141,180,033	3,413,944	4,124,610	725,431	683,981

CHANGE IN UNITS:
Beginning units	826	897	245,073	267,999	20,964	22,724	5,927	5,440
Units purchased	29	30	11,391	11,901	1,790	1,469	933	1,577
Units surrendered	(32)	(101)	(28,745)	(34,827)	(4,273)	(3,229)	(701)	(1,090)

Ending units	823	826	227,718	245,073	18,481	20,964	6,159	5,927

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVTIV3		SAM4		SCF4		SCGF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,654	3,596	(62,369)	239,523	(102,696)	(102,481)	(15,621)	(14,363)
Realized gain (loss) on investments	(15,013)	(14,254)	-	-	(91,378)	574,490	(38,566)	(79,111)
Change in unrealized gain (loss) on investments	28,771	11,834	-	-	2,983,759	1,301,806	594,667	151,276
Reinvested capital gains	-	20,943	-	-	662,134	1,900,992	294,877	538,570

Net increase (decrease) in contract owners’ equity resulting from operations	16,412	22,119	(62,369)	239,523	3,451,819	3,674,807	835,357	596,372

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	234,266	29,548	11,816,007	6,159,861	50,173	81,642	38,037	17,493
Transfers between funds	(13,163)	4,381	1,951,106	91,429	(38,904)	(19,250)	3	2
Surrenders (notes 2, 3, 4, 5 and 6)	(63,443)	(50,531)	(11,148,667)	(11,911,114)	(2,336,165)	(2,066,173)	(227,205)	(321,436)
Adjustments to maintain reserves	9,428	4,209	2,969,398	2,850,789	691,452	725,071	66,418	80,665

Net equity transactions	167,088	(12,393)	5,587,844	(2,809,035)	(1,633,444)	(1,278,710)	(122,747)	(223,276)

Net change in contract owners’ equity	183,500	9,726	5,525,475	(2,569,512)	1,818,375	2,396,097	712,610	373,096
Contract owners’ equity at beginning of period	232,865	223,139	20,211,381	22,780,893	17,595,636	15,199,539	2,157,953	1,784,857

Contract owners’ equity at end of period	$416,365	232,865	25,736,856	20,211,381	19,414,011	17,595,636	2,870,563	2,157,953

CHANGE IN UNITS:
Beginning units	1,107	1,192	92,961	101,245	35,473	38,347	4,934	5,550
Units purchased	244	290	84,712	41,302	3,061	3,016	245	239
Units surrendered	(198)	(375)	(61,697)	(49,586)	(6,832)	(5,890)	(505)	(855)

Ending units	1,153	1,107	115,976	92,961	31,702	35,473	4,674	4,934

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCVF4		TRF4		AMCG		AMMCGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(88,247)	63,755	811,596	765,163	(1,021)	(983)	(4,556)	(3,970)
Realized gain (loss) on investments	(238,169)	293,157	6,071,119	4,316,964	8,550	5,156	48,309	23,648
Change in unrealized gain (loss) on investments	920,124	(2,910,361)	(4,060,004)	20,463,579	42,915	28,036	154,033	97,023
Reinvested capital gains	75,248	5,426,378	9,307,937	5,388,020	8,240	10,996	34,843	40,520

Net increase (decrease) in contract owners’ equity resulting from operations	668,956	2,872,929	12,130,648	30,933,726	58,684	43,205	232,629	157,221

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	47,063	37,501	1,066,189	1,276,923	4,726	-	84,659	48,152
Transfers between funds	(181,467)	(73,888)	(210,103)	(202,981)	-	-	(113)	3
Surrenders (notes 2, 3, 4, 5 and 6)	(1,313,775)	(1,768,866)	(9,540,433)	(9,084,534)	(28,259)	(17,797)	(155,419)	(132,806)
Adjustments to maintain reserves	561,214	540,698	234,749	675,696	3,653	52	22,717	18,906

Net equity transactions	(886,965)	(1,264,555)	(8,449,598)	(7,334,896)	(19,880)	(17,745)	(48,156)	(65,745)

Net change in contract owners’ equity	(218,009)	1,608,374	3,681,050	23,598,830	38,804	25,460	184,473	91,476
Contract owners’ equity at beginning of period	17,752,866	16,144,492	134,454,658	110,855,828	163,064	137,604	609,140	517,664

Contract owners’ equity at end of period	$17,534,857	17,752,866	138,135,708	134,454,658	201,868	163,064	793,613	609,140

CHANGE IN UNITS:
Beginning units	38,578	40,989	46,873	50,288	48	55	3,291	3,410
Units purchased	4,425	2,802	2,878	2,889	1	-	507	314
Units surrendered	(5,724)	(5,213)	(6,086)	(6,304)	(9)	(7)	(582)	(433)

Ending units	37,279	38,578	43,665	46,873	40	48	3,216	3,291

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMSRS		AMTB		PMVFBA		PMVLDA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(116)	(2,242)	97,455	72,409	3,776	1,046	2,308	10,746
Realized gain (loss) on investments	24,984	214,059	(45,606)	(19,898)	(2,217)	(1,360)	114	(723)
Change in unrealized gain (loss) on investments	462,257	7,746	103,330	115,070	3,810	5,348	8,496	7,136
Reinvested capital gains	145,993	192,136	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	633,118	411,699	155,179	167,581	5,369	5,034	10,918	17,159

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	2,940,977	378,339	99,887	-	3,804	66,423	2,820
Transfers between funds	3	(23)	(45,210)	32,636	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(279,741)	(550,529)	(852,052)	(627,942)	(43,783)	(10,779)	(136,832)	(72,569)
Adjustments to maintain reserves	94,991	83,096	285,401	310,750	3,508	4,256	28,531	29,640

Net equity transactions	(184,747)	2,473,521	(233,522)	(184,669)	(40,275)	(2,719)	(41,878)	(40,109)

Net change in contract owners’ equity	448,371	2,885,220	(78,343)	(17,088)	(34,906)	2,315	(30,960)	(22,950)
Contract owners’ equity at beginning of period	3,614,291	729,071	5,764,338	5,781,426	85,445	83,130	520,142	543,092

Contract owners’ equity at end of period	$4,062,662	3,614,291	5,685,995	5,764,338	50,539	85,445	489,182	520,142

CHANGE IN UNITS:
Beginning units	2,295	1,746	23,565	24,363	658	680	4,178	4,504
Units purchased	96	1,234	4,833	3,433	30	68	792	391
Units surrendered	(188)	(685)	(4,895)	(4,231)	(334)	(90)	(1,126)	(717)

Ending units	2,203	2,295	23,503	23,565	354	658	3,844	4,178

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVTRA		PVEIB		PVGOB		PVTIGB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$16,499	18,590	3,571	5,767	(3,073)	(2,134)	723	545
Realized gain (loss) on investments	4,467	(2,139)	(8,657)	3,439	13,285	13,468	(124)	(234)
Change in unrealized gain (loss) on investments	47,038	41,038	(13,003)	62,899	118,953	53,899	7,368	15,307
Reinvested capital gains	14,638	-	25,214	37,462	26,624	52,029	-	128

Net increase (decrease) in contract owners’ equity resulting from operations	82,642	57,489	7,125	109,567	155,789	117,262	7,967	15,746

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	537,973	92,632	295	16,598	24,621	3,133	-	-
Transfers between funds	40,611	(1,318)	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(122,544)	(66,279)	(53,859)	(89,374)	(38,343)	(51,433)	(6,393)	(5,902)
Adjustments to maintain reserves	32,047	14,288	23,152	20,193	20,005	16,374	187	4,168

Net equity transactions	488,087	39,323	(30,412)	(52,583)	6,283	(31,926)	(6,206)	(1,734)

Net change in contract owners’ equity	570,729	96,812	(23,287)	56,984	162,072	85,336	1,761	14,012
Contract owners’ equity at beginning of period	805,432	708,620	449,803	392,819	428,332	342,996	79,387	65,375

Contract owners’ equity at end of period	$1,376,161	805,432	426,516	449,803	590,404	428,332	81,148	79,387

CHANGE IN UNITS:
Beginning units	3,656	3,170	3,047	3,416	1,929	1,992	130	139
Units purchased	4,470	913	210	325	215	130	1	1
Units surrendered	(799)	(427)	(214)	(694)	(195)	(193)	(10)	(10)

Ending units	7,327	3,656	3,043	3,047	1,949	1,929	121	130

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	TRHS2		VWBF		VWEM		VWHA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(23,936)	(22,971)	173,189	(9,116)	273,590	(36,018)	14,857	(25,912)
Realized gain (loss) on investments	246,509	67,720	(118,446)	(190,370)	270,898	163,002	(337,403)	(481,435)
Change in unrealized gain (loss) on investments	448,074	596,203	151,648	522,091	1,819,094	4,022,780	998,379	936,915
Reinvested capital gains	199,289	152,266	-	-	542,900	407,874	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	869,936	793,218	206,391	322,605	2,906,482	4,557,638	675,833	429,568

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	106,565	25,256	24,065	21,248	65,267	103,127	82,048	118,676
Transfers between funds	(14)	2	2,523	(9,219)	(125,262)	19,360	14,719	22,664
Surrenders (notes 2, 3, 4, 5 and 6)	(1,038,880)	(388,229)	(450,760)	(496,527)	(1,920,482)	(2,008,560)	(495,259)	(715,861)
Adjustments to maintain reserves	118,864	141,076	106,481	166,359	442,817	504,805	128,016	208,436

Net equity transactions	(813,465)	(221,895)	(317,691)	(318,139)	(1,537,660)	(1,381,268)	(270,476)	(366,085)

Net change in contract owners’ equity	56,471	571,323	(111,300)	4,466	1,368,822	3,176,370	405,357	63,483
Contract owners’ equity at beginning of period	3,494,373	2,923,050	2,841,599	2,837,133	18,980,182	15,803,812	3,959,201	3,895,718

Contract owners’ equity at end of period	$3,550,844	3,494,373	2,730,299	2,841,599	20,349,004	18,980,182	4,364,558	3,959,201

CHANGE IN UNITS:
Beginning units	7,422	7,929	7,261	8,018	31,302	33,828	9,241	10,117
Units purchased	502	439	700	724	1,822	1,878	1,322	1,504
Units surrendered	(2,055)	(946)	(1,416)	(1,481)	(4,096)	(4,404)	(1,719)	(2,380)

Ending units	5,869	7,422	6,545	7,261	29,028	31,302	8,844	9,241

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VVEI		VVHGB		VVHYB		VVMCI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$62,574	52,979	24,633	22,980	79,640	84,672	32,938	32,509
Realized gain (loss) on investments	83,513	106,016	3,404	1,147	(404)	9,866	245,135	348,713
Change in unrealized gain (loss) on investments	(181,422)	361,653	70,532	82,447	625	130,147	516,365	708,653
Reinvested capital gains	118,382	210,528	-	-	-	-	349,955	471,618

Net increase (decrease) in contract owners’ equity resulting from operations	83,047	731,176	98,569	106,574	79,861	224,685	1,144,393	1,561,493

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	(125,934)	116,539	-	101	2,756	64,383	(62,398)	78,313
Transfers between funds	-	-	2	-	(1)	(2)	(1)	1
Surrenders (notes 2, 3, 4, 5 and 6)	(121,702)	(422,615)	(9,617)	(22,063)	7,049	(154,787)	(366,656)	(668,202)
Adjustments to maintain reserves	134,146	140,009	87,813	90,963	89,008	87,011	235,241	245,281

Net equity transactions	(113,490)	(166,067)	78,198	69,001	98,812	(3,395)	(193,814)	(344,607)

Net change in contract owners’ equity	(30,443)	565,109	176,767	175,575	178,673	221,290	950,579	1,216,886
Contract owners’ equity at beginning of period	3,767,875	3,202,766	1,566,863	1,391,288	1,777,734	1,556,444	6,591,033	5,374,147

Contract owners’ equity at end of period	$3,737,432	3,767,875	1,743,630	1,566,863	1,956,407	1,777,734	7,541,612	6,591,033

CHANGE IN UNITS:
Beginning units	9,231	9,671	9,285	8,875	6,910	6,932	13,068	13,813
Units purchased	413	805	1,776	1,365	974	971	718	789
Units surrendered	(691)	(1,245)	(1,365)	(955)	(619)	(993)	(1,001)	(1,534)

Ending units	8,953	9,231	9,696	9,285	7,265	6,910	12,785	13,068

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SVDF		SVOF		WFVSCG		IVKMG1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(5,020)	(4,423)	(589)	(1,167)	(1,141)	(1,725)	(5,612)	(16,110)
Realized gain (loss) on investments	14,466	7,814	(2,353)	30,242	(1,759)	(9,216)	(537,688)	26,973
Change in unrealized gain (loss) on investments	352,436	143,344	40,505	25,217	73,766	17,843	(256,617)	257,667
Reinvested capital gains	71,878	77,141	23,620	38,706	8,458	39,550	663,660	326,619

Net increase (decrease) in contract owners’ equity resulting from operations	433,760	223,876	61,183	92,998	79,324	46,452	(136,257)	595,149

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,877	(8)	(124)	8	55,603	5,441	4,474	52,049
Transfers between funds	-	10	1	22	-	-	2	1
Surrenders (notes 2, 3, 4, 5 and 6)	(100,125)	(93,458)	(32,723)	(147,307)	(15,498)	(144,986)	(2,251,935)	(111,542)
Adjustments to maintain reserves	25,324	28,702	4,059	15,322	5,891	6,242	12,444	37,304

Net equity transactions	(70,924)	(64,754)	(28,787)	(131,955)	45,996	(133,303)	(2,235,015)	(22,188)

Net change in contract owners’ equity	362,836	159,122	32,396	(38,957)	125,320	(86,851)	(2,371,272)	572,961
Contract owners’ equity at beginning of period	755,310	596,188	329,956	368,913	129,596	216,447	2,371,272	1,798,311

Contract owners’ equity at end of period	$1,118,146	755,310	362,352	329,956	254,916	129,596	-	2,371,272

CHANGE IN UNITS:
Beginning units	301	329	236	317	332	687	10,610	10,680
Units purchased	13	14	16	12	121	39	99	473
Units surrendered	(38)	(42)	(42)	(93)	(36)	(394)	(10,709)	(543)

Ending units	276	301	210	236	417	332	-	10,610

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDIVI		GVDIV4		NVMLV1		AMTP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$969,334	2,787,177	427,774	1,277,729	24,819	621,158	-	51,603
Realized gain (loss) on investments	(6,290,259)	(199,003)	(2,488,369)	(134,284)	(2,112,125)	(46,256)	-	(32,543)
Change in unrealized gain (loss) on investments	3,460,928	(1,290,173)	1,211,860	(490,928)	764,938	(164,199)	-	(323,700)
Reinvested capital gains	-	504,068	-	242,392	981,249	218,117	-	623,039

Net increase (decrease) in contract owners’ equity resulting from operations	(1,859,997)	1,802,069	(848,735)	894,909	(341,119)	628,820	-	318,399

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	37,096	270,631	(62)	268	13,560	5,230	-	-
Transfers between funds	(2,756,752)	43,294	(1,741,633)	(8,261)	(39)	16	-	(2)
Surrenders (notes 2, 3, 4, 5 and 6)	(9,066,122)	(1,453,813)	(3,424,139)	(1,135,943)	(2,873,689)	(252,346)	-	(3,019,951)
Adjustments to maintain reserves	548,952	736,677	63,043	73,554	72,209	107,344	-	32,688

Net equity transactions	(11,236,826)	(403,211)	(5,102,791)	(1,070,382)	(2,787,959)	(139,756)	-	(2,987,265)

Net change in contract owners’ equity	(13,096,823)	1,398,858	(5,951,526)	(175,473)	(3,129,078)	489,064	-	(2,668,866)
Contract owners’ equity at beginning of period	13,096,823	11,697,965	5,951,526	6,126,999	3,129,078	2,640,014	-	2,668,866

Contract owners’ equity at end of period	$-	13,096,823	-	5,951,526	-	3,129,078	-	-

CHANGE IN UNITS:
Beginning units	97,078	100,723	7,402	9,073	12,773	13,384	-	1,558
Units purchased	11,515	12,718	166	207	607	677	-	24
Units surrendered	(108,593)	(16,363)	(7,568)	(1,878)	(13,380)	(1,288)	-	(1,582)

Ending units	-	97,078	-	7,402	-	12,773	-	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident VLI Separate Account 1 (the Separate Account) was established by Nationwide Life Insurance Company of America (NLICA) (the Company) under the provisions of the Pennsylvania Insurance Law. The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under single premium, modified premium, scheduled premium and flexible premium adjustable variable life insurance policies (the Policies). The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Nationwide NVIT Nationwide Fund Class IV, Nationwide NVIT Money Market Fund Class IV, Nationwide NVIT Government Bond Fund Class IV and J.P. Morgan NVIT Balanced Fund Class IV subaccounts are the only subaccounts available with single premium and scheduled premium policies.

On December 31, 2009, NLICA merged with Nationwide Life and Insurance Company (NLIC or the Company) with NLIC as the surviving entity. The Separate Account is structured as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class IV (EIF4)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)*

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2020, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	5/4/2020
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
IVKMG1	Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares	OVAG	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	4/30/2020
GVDIVI	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I	NVMIVX	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	10/16/2020
GVDIV4	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class IV	NVMIVX	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	10/16/2020
NVLCA2	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II	NVDCA2	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	10/23/2020
NVMLV1	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I	NVAMVX	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	9/11/2020

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ACVIG	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	9/25/2020
FQB	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	5/1/2020
FVU2	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares	Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares	5/1/2020
JABS	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares	Janus Henderson VIT Balanced Portfolio: Service Shares	5/1/2020
JACAS	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares	Janus Henderson VIT Forty Portfolio: Service Shares	5/1/2020
JAGTS	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	Janus Henderson VIT Global Technology Portfolio: Service Shares	5/1/2020
JAIGS	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares	Janus Henderson VIT Overseas Portfolio: Service Shares	5/1/2020
NVAMV1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I	5/1/2020
NVCCA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I	5/1/2020
NVCCN1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I	5/1/2020
NVCMA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I	5/1/2020
NVCMC1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I	5/1/2020
NVCMD1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I	5/1/2020
NVCRA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I	5/1/2020
NVCRB1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I	5/1/2020
NVMIG1	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I	5/1/2020
NVMLG1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I	1/21/2020
NVMMG1	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	1/21/2020
NVNSR1	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I	5/1/2020
NVNSR2	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II	5/1/2020
NVOLG1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	5/1/2020
NVTIV3	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I	5/1/2020
TRF4	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class IV	5/1/2020
VWBF	VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class	VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class	5/1/2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(g) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Insurance Charge - Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a surrender of units	Annual rate of to 0.60% - 1.00% of the average daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	3.00% - 10.00% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	0.00% - 4.00% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.00 - $458.71 per $1,000 of a policy’s net amount at risk
Specified Amount/Underwriting and Distribution Charge - assessed through a surrender of units	$50.00 plus $3.00 per $1,000 of Face Amount increase.
Administrative Charge - assessed through a surrender of units	$3.25 per month - $17.50 plus $0.015 per $1,000 of face amount
Surrender Charge - assessed through a surrender of units	The lesser of: (1) 9% - 35% of all premiums to date or, (2) during Policy Years 1-11, 9% - 70% of the Target Premium of the Initial Face Amount. Plus deferred administrative charge in years 1-11 of $3.00 to $5.00 - $1,000 of face amount.
Policy Loan Interest Charge	Of an outstanding policy loan, 6.00% - 8.00% or a variable rate equal to the greater of 5.50% or the Moody’s Corp. Bond Yield Avg. - Monthly Avg. Corporates.
Other Withdrawal/Surrender Fees	$25.00 per withdrawal
Transfer Fee – assessed upon transfer	$25.00 per request
Total Annual Portfolio Operating Expense	0.16% - 2.46% of portfolio assets
First Year Policy Charge	$5.00 on Policy Date
Premium Processing Charge	$1.00 from each premium payment
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Children’s Term Insurance Rider Charge	$0.52 per $1,000 of the rider’s specified amount
Long-Term Care Acceleration Benefit Rider Charge	$0.02 - $3.24 per $1,000 of net amount at risk per month
Long-Term Care Waiver Benefit Rider Charge	$0.01 - $3.47 per $1,000 of net amount at risk per month
Accidental Death Benefit Rider Charge	Annual rate of $0.86 - $3.89 per $1,000 of rider coverage amount
Disability Waiver Benefit Rider Charge	$0.01 - $1.76 per $1,000 net amount at risk per month
Disability Waiver of Premium Benefit Rider Charge	2% - 23.20% of the monthly benefit amount per month
Additional Insurance Benefit Rider Charge	$0.06 - $420.82 per $1,000 of rider coverage amount per month
Accelerated Death Benefit Rider Charge	$250 at the time the rider is invoked

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Long-Term Care Extended Insurance Benefit Rider	$0.01 - $8.72 per $1,000 of net amount at risk per month
Convertible Term Life Insurance Rider	$0.06 - $420.82 per $1,000 of rider coverage amount per month
Four Year Survivorship Term Life Insurance Rider	$0.03 - $2.75 per $1,000 of Rider coverage amount per month
Guaranteed Minimum Death Benefit Rider	$0.01 per $1,000 of face amount per month
Survival Additional Insurance Benefit Rider	$0.00 - $93.08 per $1,000 of rider coverage amount per month

For the years ended December 31, 2020 and 2019, total front-end sales charge deductions were$1,692,030 and $1,766,671, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Mortality and Expense Risk Charges

In addition to the aforementioned charges, a daily charge will be deducted from the Separate Account for mortality and expense risks assumed by the Company. The charge is deducted at an annual rate of 0.65% to 0.95% of the average daily net assets of the Separate Account. These charges are assessed through the daily unit value calculation. For NLACA Options Elite policies, this charge is referred to as the Insurance Charge.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow up to the policy’s non-loaned surrender value (90% of cash surrender value for Options policies). Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $42,900,532 and $25,260,718, respectively, and total transfers from the Separate Account to the fixed account were $43,953,159 and $22,560,146, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$1,445,903,639	$-	$-	$1,445,903,639

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIA	$268,217	$350,853
ALVSVA	175,253	406,855
AASCO	3,029,430	4,580,657
ACVI	13,834	14,224
ACVIG	192,775	272,473
ACVIP2	586,550	193,699
ACVMV1	186,482	187,591
ACVU1	25,658	19,259
MLVGA2	122,629	216,744
DCAP	423,362	326,816
DSC	34,531	255,267
DSIF	1,767,462	1,696,949
DVSCS	1,359,778	1,031,078
FQB	254,976	543,792
FVU2	5,460	6,738
FAMP	1,539,772	3,377,948
FCP	1	-
FEIP	6,688,054	7,449,071
FEIS	755,655	405,057
FF10S	14,689	27,631
FF20S	222,287	356,114
FF30S	1,255,778	755,036
FGP	18,108,134	19,707,362
FGS	611,612	611,709
FHIP	809,014	1,144,808
FIGBP	2,378,630	3,384,234
FIGBS	162,599	136,128
FMCS	663,884	1,918,870
FNRS2	176,118	111,202
FOP	980,430	3,138,278
FOS	177,121	264,591
FVSS	216,421	314,673
FTVDM2	106,832	134,973
FTVFA2	24,481	4,600
FTVGI2	168,524	131,599
FTVRDI	686,711	974,196
FTVSVI	688,379	399,019
TIF	36,983	98,368
ACEG	146,793	83,797
AVBVI	16,203	19,446
OVAG	2,260,416	201,578
OVGI	458,087	259,009
OVGS	814,026	1,460,339
OVSB	115,174	57,063
OVSC	77,652	83,479
WRASP	14,937	47,294
JABS	497,651	509,062
JACAS	804,331	984,401
JAGTS	672,076	464,696

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

JAIGS	271,429	725,532
MV2IGI	326,744	759,622
MVFIC	334,967	423,052
MVIVSC	209,485	229,155
MSEM	4,322	9,889
MSVFI	332,837	135,577
MSVRE	31,163	82,784
EIF4	1,407,371	1,519,251
GBF	82,185	58,878
GBF4	1,204,533	1,287,096
GEM	518,857	818,844
GIG	15,170	11,479
GVAAA2	118,610	389,571
GVABD2	180,602	32,990
GVAGG2	309,712	311,478
GVAGI2	148,364	155,433
GVAGR2	553,030	464,677
GVDMA	2,137,657	2,184,462
GVDMC	206,795	584,807
GVEX4	8,690,630	15,253,639
GVIDA	536,776	377,220
GVIDC	435,022	195,253
GVIDM	2,935,885	3,047,101
HIBF	156,312	283,120
MCIF	491,300	678,828
MSBF	136,615	401,931
NVAMV1	348,919	1,869,013
NVAMVX	3,700,182	42,840
NVCBD1	123,177	38,604
NVCCA1	3,666	3,296
NVCCN1	1,777	2,638
NVCMA1	25,995	32,130
NVCMC1	775	756
NVCMD1	78,668	226,011
NVCRA1	44,041	40,191
NVCRB1	2,671	1,383
NVDBL2	30,733	90,238
NVDCA2	1,317	1,124
NVIE6	10,023	27,312
NVLCP1	30,121	5,274
NVMIG1	581,285	409,843
NVMIVX	16,577,200	256,382
NVMLG1	2,571,246	622,723
NVMMG1	9,386,559	8,503,018
NVMMV2	337,781	286,143
NVNMO1	1,643,898	1,565,729
NVNSR2	18,573	6,540
NVOLG1	17,087,355	13,349,136
NVRE1	287,264	643,362
NVSTB2	107,969	73,361
NVTIV3	249,372	79,881
SAM4	14,847,927	9,323,871
SCF4	1,100,573	2,170,901
SCGF	361,906	203,944
SCVF4	719,891	1,619,678
TRF4	12,112,397	10,458,034
AMCG	14,948	29,535
AMMCGS	138,771	156,480
AMSRS	224,430	261,694
AMTB	946,221	1,083,293
PMVFBA	7,429	43,979
PMVLDA	97,986	137,660
PMVTRA	696,982	177,075
PVEIB	51,148	52,812
PVGOB	68,382	38,811
PVTIGB	2,630	6,834

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

TRHS2	389,461	1,027,617
VWBF	294,048	437,579
VWEM	1,144,303	1,865,700
VWHA	236,067	490,768
VVEI	430,698	363,197
VVHGB	306,240	203,359
VVHYB	297,343	119,100
VVMCI	683,647	494,885
SVDF	96,622	101,342
SVOF	31,052	37,960
WFVSCG	67,844	14,467
GVDIV4	523,196	5,197,494
GVDIVI	1,596,121	11,863,926
IVKMG1	679,887	2,256,086
NVMLV1	1,094,219	2,876,000

	$165,085,161	$170,831,304

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2020	0.60%	to	0.75%	5,266	$3,910.4	to	$380.82	$2,271,479	1.57%	2.11%	to	1.95%
2019	0.60%	to	0.75%	5,753	3,829.76	to	373.52	2,495,605	1.25%	23.17%	to	22.99%
2018	0.60%	to	0.75%	5,954	3,109.25	to	303.70	2,170,761	1.01%	-6.18%	to	-6.32%
2017	0.60%	to	0.75%	6,320	3,313.90	to	324.18	2,539,946	1.50%	18.22%	to	18.04%
2016	0.60%	to	0.75%	7,692	2,803.26	to	274.64	2,552,768	1.00%	10.64%	to	10.47%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2020	0.60%	to	0.75%	3,612	4,978.34	to	484.81	2,083,755	1.03%	2.75%	to	2.60%
2019	0.60%	to	0.75%	4,259	4,845.07	to	472.54	2,420,327	0.60%	19.38%	to	19.20%
2018	0.60%	to	0.75%	4,642	4,058.59	to	396.43	2,256,054	0.47%	-15.54%	to	-15.67%
2017	0.60%	to	0.75%	5,622	4,805.35	to	470.08	3,198,020	0.45%	12.47%	to	12.30%
2016	0.60%	to	0.75%	5,947	4,272.47	to	418.58	3,002,120	0.62%	24.34%	to	24.16%
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2020	0.60%	to	0.75%	47,677	6,359.31	to	612.83	40,651,509	1.07%	66.15%	to	65.90%
2019	0.60%	to	0.75%	54,592	3,827.39	to	369.39	27,579,903	0.00%	28.56%	to	28.37%
2018	0.60%	to	0.75%	58,535	2,977.06	to	287.75	22,890,667	0.00%	0.83%	to	0.67%
2017	0.60%	to	0.75%	63,355	2,952.68	to	285.83	24,641,122	0.00%	27.96%	to	27.77%
2016	0.60%	to	0.75%	70,353	2,307.43	to	223.70	21,220,281	0.00%	5.60%	to	5.45%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2020			0.60%	49			3,077.18	150,782	0.48%			25.13%
2019			0.60%	51			2,459.25	125,421	1.08%			27.65%
2018			0.60%	90			1,926.52	173,387	1.67%			-15.73%
2017	0.60%	to	0.75%	167	2,286.15	to	223.30	311,649	0.78%	30.42%	to	30.23%
2016	0.60%	to	0.75%	122	1,752.86	to	171.47	208,934	1.06%	-6.06%	to	-6.20%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2020	0.60%	to	0.75%	5,503	4,126.44	to	393.12	2,240,731	1.94%	11.14%	to	10.97%
2019	0.60%	to	0.75%	6,046	3,712.84	to	354.25	2,231,358	2.09%	23.21%	to	23.02%
2018	0.60%	to	0.75%	6,292	3,013.48	to	287.95	1,952,843	1.96%	-7.43%	to	-7.57%
2017	0.60%	to	0.75%	6,491	3,255.26	to	311.52	2,188,562	2.38%	19.77%	to	19.59%
2016	0.60%	to	0.75%	6,812	2,717.99	to	260.50	1,917,643	2.38%	12.81%	to	12.64%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2020	0.60%	to	0.75%	9,069	1,756.76	to	171.07	1,757,573	1.44%	8.90%	to	8.74%
2019	0.60%	to	0.75%	6,743	1,613.20	to	157.32	1,255,604	2.28%	8.25%	to	8.09%
2018	0.60%	to	0.75%	6,835	1,490.24	to	145.55	1,141,890	2.82%	-3.40%	to	-3.55%
2017	0.60%	to	0.75%	7,502	1,542.75	to	150.91	1,300,950	2.58%	3.05%	to	2.90%
2016	0.60%	to	0.75%	8,308	1,497.04	to	146.66	1,396,960	1.84%	3.76%	to	3.61%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2020	0.65%	to	0.75%	4,118	379.96	to	374.05	1,554,830	1.80%	0.55%	to	0.45%
2019	0.65%	to	0.75%	4,159	377.86	to	372.36	1,562,103	2.07%	28.31%	to	28.19%
2018	0.65%	to	0.75%	4,269	294.48	to	290.49	1,250,208	1.41%	-13.40%	to	-13.49%
2017	0.65%	to	0.75%	5,124	340.06	to	335.79	1,733,485	1.57%	10.97%	to	10.86%
2016	0.65%	to	0.75%	5,088	306.44	to	302.89	1,551,445	1.71%	22.06%	to	21.94%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2020			0.60%	58			5,674.54	329,124	0.00%			48.96%
2019			0.60%	61			3,809.49	232,379	0.00%			33.77%
2018			0.60%	40			2,847.70	113,908	0.26%			0.15%
2017			0.60%	37			2,843.37	105,205	0.37%			31.44%
2016			0.60%	38			2,163.29	82,205	0.33%			3.82%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2020			0.75%	6,559			234.65	1,539,058	1.13%			19.90%
2019			0.75%	7,422			195.70	1,452,481	1.16%			16.95%
2018			0.75%	7,792			167.33	1,303,862	0.81%			-8.21%
2017			0.75%	7,987			182.31	1,456,096	1.17%			12.90%
2016			0.75%	8,314			161.48	1,342,580	1.12%			3.18%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.60%	to	0.75%	8,263	4,176.85	to	406.15	3,540,902	0.79%	22.95%	to	22.77%
2019	0.60%	to	0.75%	8,647	3,397.21	to	330.84	3,026,194	1.17%	35.28%	to	35.08%
2018	0.60%	to	0.75%	9,743	2,511.19	to	244.92	2,533,568	1.27%	-7.41%	to	-7.55%
2017	0.60%	to	0.75%	10,625	2,712.23	to	264.93	3,062,316	1.34%	26.57%	to	26.38%
2016	0.60%	to	0.75%	11,177	2,142.83	to	209.62	2,542,378	1.63%	7.26%	to	7.10%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2020	0.60%	to	0.75%	1,576	3,438.01	to	334.81	879,777	0.64%	19.18%	to	19.00%
2019	0.60%	to	0.75%	1,645	2,884.84	to	281.36	966,308	0.00%	21.05%	to	20.87%
2018	0.60%	to	0.75%	1,707	2,383.18	to	232.78	804,549	0.00%	-19.56%	to	-19.69%
2017	0.60%	to	0.75%	1,762	2,962.82	to	289.84	1,014,251	0.00%	23.94%	to	23.75%
2016	0.60%	to	0.75%	1,543	2,390.60	to	234.21	764,785	0.00%	16.37%	to	16.20%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2020	0.60%	to	0.75%	25,534	5,065.48	to	493.30	13,427,141	1.58%	17.30%	to	17.13%
2019	0.60%	to	0.75%	27,522	4,318.32	to	421.17	12,370,434	1.74%	30.40%	to	30.20%
2018	0.60%	to	0.75%	29,094	3,311.62	to	323.47	10,056,803	1.69%	-5.21%	to	-5.35%
2017	0.60%	to	0.75%	30,250	3,493.60	to	341.76	11,100,606	1.72%	20.81%	to	20.63%
2016	0.60%	to	0.75%	31,550	2,891.71	to	283.30	9,558,760	2.00%	11.04%	to	10.87%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2020	0.60%	to	0.75%	22,652	5,744.02	to	554.71	13,095,452	1.07%	9.98%	to	9.81%
2019	0.60%	to	0.75%	23,055	5,223.01	to	505.15	12,222,715	0.88%	21.48%	to	21.30%
2018	0.60%	to	0.75%	24,169	4,299.43	to	416.45	10,672,072	0.82%	-9.52%	to	-9.66%
2017	0.60%	to	0.75%	24,485	4,751.94	to	460.98	12,024,777	0.67%	11.73%	to	11.57%
2016	0.60%	to	0.75%	25,342	4,252.96	to	413.19	11,098,827	0.92%	24.98%	to	24.79%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2020	0.60%	to	0.75%	10,830	1,906.25	to	192.02	2,284,668	2.85%	7.47%	to	7.31%
2019	0.60%	to	0.75%	12,496	1,773.72	to	178.94	2,482,082	2.75%	8.79%	to	8.63%
2018	0.60%	to	0.75%	11,711	1,630.43	to	164.73	2,165,328	3.04%	-1.19%	to	-1.34%
2017	0.60%	to	0.75%	11,806	1,650.07	to	166.97	2,245,614	3.22%	3.41%	to	3.26%
2016	0.60%	to	0.75%	11,776	1,595.59	to	161.70	2,196,112	3.62%	3.20%	to	3.05%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2020	0.65%	to	0.75%	545	108.83	to	108.58	59,092	2.62%	0.28%	to	0.18%
2019	0.65%	to	0.75%	569	108.53	to	108.38	61,795	2.14%	19.45%	to	19.33%
2018	0.60%	to	0.75%	598	908.78	to	90.83	59,227	0.00%	-9.12%	to	-9.17%	****
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2020	0.60%	to	0.75%	33,792	5,226.92	to	501.63	27,442,670	1.48%	14.18%	to	14.01%
2019	0.60%	to	0.75%	37,478	4,577.66	to	439.98	26,357,302	1.78%	17.54%	to	17.37%
2018	0.60%	to	0.75%	40,223	3,894.50	to	374.88	23,994,310	1.67%	-5.92%	to	-6.06%
2017	0.60%	to	0.75%	43,461	4,139.53	to	399.07	28,054,538	1.86%	13.42%	to	13.25%
2016	0.60%	to	0.75%	47,539	3,649.62	to	352.37	26,868,964	1.48%	2.46%	to	2.30%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2020	0.60%	to	0.75%	72,098	8,128.26	to	780.07	83,933,761	1.81%	6.06%	to	5.90%
2019	0.60%	to	0.75%	76,936	7,664.11	to	736.63	84,780,744	2.00%	26.68%	to	26.49%
2018	0.60%	to	0.75%	84,012	6,049.94	to	582.36	73,168,957	2.25%	-8.84%	to	-8.98%
2017	0.60%	to	0.75%	93,264	6,636.89	to	639.82	88,853,407	1.68%	12.22%	to	12.05%
2016	0.60%	to	0.75%	102,190	5,914.14	to	571.00	86,168,303	2.30%	17.31%	to	17.14%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2020			0.75%	20,295			348.92	7,081,389	1.75%			5.75%
2019			0.75%	20,212			329.95	6,668,989	1.95%			26.37%
2018			0.75%	21,337			261.09	5,570,945	2.21%			-9.09%
2017			0.75%	21,926			287.19	6,297,029	1.63%			11.96%
2016			0.75%	22,597			256.51	5,796,286	2.26%			17.02%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2020	0.65%	to	0.75%	214	238.49	to	234.79	50,295	1.02%	11.66%	to	11.55%
2019	0.65%	to	0.75%	282	213.58	to	210.47	59,848	1.27%	15.25%	to	15.13%
2018	0.65%	to	0.75%	534	185.32	to	182.81	98,710	1.49%	-4.73%	to	-4.82%
2017	0.65%	to	0.75%	618	194.52	to	192.08	120,016	1.41%	12.26%	to	12.15%
2016	0.65%	to	0.75%	685	173.28	to	171.27	118,286	1.09%	4.60%	to	4.49%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2020	0.65%	to	0.75%	8,481	266.02	to	261.89	2,237,572	1.16%	14.17%	to	14.06%
2019	0.65%	to	0.75%	9,622	233.00	to	229.61	2,224,538	2.02%	19.23%	to	19.11%
2018	0.65%	to	0.75%	9,849	195.42	to	192.77	1,910,183	1.42%	-6.59%	to	-6.68%
2017	0.65%	to	0.75%	10,368	209.21	to	206.58	2,154,471	1.50%	15.72%	to	15.60%
2016	0.65%	to	0.75%	10,368	180.79	to	178.69	1,863,819	1.44%	5.36%	to	5.25%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2020	0.65%	to	0.75%	16,444	298.53	to	293.89	4,848,802	1.26%	16.00%	to	15.88%
2019	0.65%	to	0.75%	15,232	257.36	to	253.61	3,875,647	1.96%	23.57%	to	23.44%
2018	0.65%	to	0.75%	14,952	208.27	to	205.44	3,081,896	1.52%	-8.48%	to	-8.58%
2017	0.65%	to	0.75%	12,174	227.58	to	224.72	2,742,605	1.41%	20.04%	to	19.92%
2016	0.65%	to	0.75%	10,771	189.59	to	187.39	2,021,618	1.37%	5.83%	to	5.73%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2020	0.60%	to	0.75%	102,405	13,920.3	to	1,335.9	209,888,641	0.07%	43.03%	to	42.82%
2019	0.60%	to	0.75%	113,469	9,732.27	to	935.41	161,871,791	0.26%	33.51%	to	33.31%
2018	0.60%	to	0.75%	123,693	7,289.53	to	701.68	131,386,387	0.25%	-0.77%	to	-0.92%
2017	0.60%	to	0.75%	135,858	7,346.01	to	708.18	144,510,673	0.22%	34.33%	to	34.13%
2016	0.60%	to	0.75%	149,809	5,468.72	to	527.99	117,428,257	0.04%	0.20%	to	0.05%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2020			0.75%	9,779			663.19	6,485,333	0.06%			42.68%
2019			0.75%	10,588			464.82	4,921,542	0.17%			33.18%
2018			0.75%	11,226			349.01	3,918,020	0.15%			-1.02%
2017			0.75%	11,823			352.63	4,169,092	0.13%			34.00%
2016			0.75%	12,796			263.16	3,367,400	0.00%			-0.04%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2020	0.60%	to	0.75%	17,996	3,603.49	to	335.50	9,116,626	4.96%	2.13%	to	1.98%
2019	0.60%	to	0.75%	19,581	3,528.28	to	328.99	9,697,664	5.19%	14.42%	to	14.25%
2018	0.60%	to	0.75%	20,733	3,083.70	to	287.97	8,906,708	5.38%	-3.87%	to	-4.01%
2017	0.60%	to	0.75%	22,713	3,207.74	to	300.00	10,019,538	4.86%	6.30%	to	6.14%
2016	0.60%	to	0.75%	25,530	3,017.74	to	282.65	10,464,729	4.63%	13.92%	to	13.75%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)
2020	0.60%	to	0.75%	46,547	3,642.06	to	349.93	22,046,638	2.19%	8.74%	to	8.58%
2019	0.60%	to	0.75%	50,062	3,349.33	to	322.29	21,608,352	2.69%	9.01%	to	8.85%
2018	0.60%	to	0.75%	50,560	3,072.49	to	296.09	20,365,860	2.40%	-1.13%	to	-1.28%
2017	0.60%	to	0.75%	57,432	3,107.57	to	299.92	22,951,960	2.37%	3.59%	to	3.44%
2016	0.60%	to	0.75%	60,701	2,999.73	to	289.95	23,385,639	2.33%	4.12%	to	3.96%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2020			0.75%	9,249			194.91	1,802,751	2.15%			8.44%
2019			0.75%	9,256			179.74	1,663,719	2.61%			8.76%
2018			0.75%	9,436			165.26	1,559,434	2.39%			-1.38%
2017			0.75%	10,077			167.57	1,688,650	2.33%			3.38%
2016			0.75%	10,031			162.09	1,625,952	2.38%			3.85%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2020	0.60%	to	0.75%	13,003	6,494.87	to	632.50	9,878,123	0.55%	17.33%	to	17.16%
2019	0.60%	to	0.75%	15,100	5,535.42	to	539.87	9,750,726	0.79%	22.61%	to	22.43%
2018	0.60%	to	0.75%	16,689	4,514.65	to	440.98	8,831,941	0.56%	-15.15%	to	-15.28%
2017	0.60%	to	0.75%	17,777	5,320.92	to	520.52	11,238,103	0.60%	19.98%	to	19.80%
2016	0.60%	to	0.75%	20,503	4,434.72	to	434.47	10,646,363	0.42%	11.44%	to	11.28%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2020	0.65%	to	0.75%	5,724	101.96	to	100.37	577,521	2.56%	-33.32%	to	-33.38%
2019	0.65%	to	0.75%	5,283	152.89	to	150.67	800,071	1.71%	9.11%	to	9.00%
2018	0.65%	to	0.75%	6,426	140.13	to	138.22	892,516	0.68%	-25.26%	to	-25.33%
2017	0.65%	to	0.75%	7,474	187.48	to	185.12	1,389,262	1.39%	-3.40%	to	-3.50%
2016	0.65%	to	0.75%	7,760	194.08	to	191.83	1,494,099	0.49%	32.64%	to	32.51%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2020	0.60%	to	0.75%	60,305	3,889.31	to	373.68	32,545,019	0.44%	14.92%	to	14.75%
2019	0.60%	to	0.75%	65,416	3,384.28	to	325.65	30,651,962	1.73%	27.00%	to	26.81%
2018	0.60%	to	0.75%	70,029	2,664.76	to	256.80	25,722,021	1.55%	-15.32%	to	-15.45%
2017	0.60%	to	0.75%	72,541	3,146.86	to	303.71	31,770,289	1.41%	29.51%	to	29.31%
2016	0.60%	to	0.75%	81,181	2,429.86	to	234.87	27,184,186	1.43%	-5.63%	to	-5.77%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2020			0.75%	12,695			349.25	4,433,681	0.35%			14.63%
2019			0.75%	13,004			304.67	3,961,919	1.68%			26.72%
2018			0.75%	13,276			240.43	3,191,920	1.48%			-15.52%
2017			0.75%	13,071			284.61	3,720,155	1.33%			29.13%
2016			0.75%	14,103			220.40	3,108,309	1.37%			-5.83%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2020	0.60%	to	0.75%	3,749	4,591.12	to	447.10	1,904,914	1.21%	7.53%	to	7.37%
2019	0.60%	to	0.75%	4,247	4,269.54	to	416.41	2,031,226	1.58%	33.49%	to	33.29%
2018	0.60%	to	0.75%	4,427	3,198.45	to	312.42	1,617,288	0.86%	-17.83%	to	-17.95%
2017	0.60%	to	0.75%	4,885	3,892.39	to	380.77	2,229,606	1.29%	18.50%	to	18.32%
2016	0.60%	to	0.75%	6,009	3,284.75	to	321.81	2,318,246	1.04%	8.83%	to	8.66%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2020	0.65%	to	0.75%	7,734	149.65	to	148.65	1,152,070	4.14%	16.43%	to	16.31%
2019	0.65%	to	0.75%	8,476	128.54	to	127.81	1,085,441	0.96%	25.88%	to	25.75%
2018	0.65%	to	0.75%	9,913	102.11	to	101.64	1,009,098	0.88%	-16.34%	to	-16.43%
2017	0.65%	to	0.75%	11,489	122.06	to	121.62	1,398,895	1.01%	39.50%	to	39.36%
2016	0.65%	to	0.75%	13,401	87.50	to	87.27	1,170,633	0.83%	16.68%	to	16.57%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2020			0.75%	431			180.73	77,894	1.50%			10.91%
2019			0.75%	426			162.95	69,418	3.57%			18.96%
2018			0.75%	422			136.98	57,805	3.11%			-10.33%
2017			0.75%	415			152.75	63,393	2.68%			11.14%
2016			0.75%	423			137.44	58,136	4.01%			12.34%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2020	0.65%	to	0.75%	11,685	95.51	to	94.88	1,112,727	8.60%	-5.89%	to	-5.99%
2019	0.65%	to	0.75%	12,266	101.49	to	100.92	1,241,855	7.13%	1.35%	to	1.25%
2018	0.65%	to	0.75%	12,366	100.14	to	99.67	1,235,776	0.00%	1.27%	to	1.17%
2017	0.65%	to	0.75%	12,954	98.88	to	98.52	1,278,817	0.00%	1.27%	to	1.17%
2016	0.65%	to	0.75%	15,365	97.64	to	97.38	1,498,513	0.00%	2.27%	to	2.17%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.60%	to	0.75%	12,179	5,003.62	to	487.28	7,802,478	1.50%	15.53%	to	15.36%
2019	0.60%	to	0.75%	13,684	4,330.92	to	422.40	7,499,625	1.48%	28.81%	to	28.62%
2018	0.60%	to	0.75%	14,621	3,362.26	to	328.42	6,288,460	1.50%	-5.41%	to	-5.56%
2017	0.60%	to	0.75%	15,777	3,554.72	to	347.74	7,331,294	1.73%	20.13%	to	19.95%
2016	0.60%	to	0.75%	16,679	2,959.12	to	289.91	6,477,922	1.61%	15.63%	to	15.46%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2020	0.60%	to	0.75%	9,867	5,153.60	to	501.88	5,478,195	1.70%	4.78%	to	4.62%
2019	0.60%	to	0.75%	9,849	4,918.64	to	479.72	5,244,678	1.29%	25.97%	to	25.78%
2018	0.60%	to	0.75%	11,024	3,904.72	to	381.40	4,718,554	1.13%	-13.21%	to	-13.34%
2017	0.60%	to	0.75%	11,685	4,499.14	to	440.13	5,869,250	0.73%	10.25%	to	10.09%
2016	0.60%	to	0.75%	12,692	4,080.69	to	399.79	5,756,591	1.03%	29.76%	to	29.56%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2020	0.60%	to	0.75%	920	2,566.18	to	249.91	557,456	3.56%	-1.51%	to	-1.66%
2019	0.60%	to	0.75%	1,003	2,605.48	to	254.11	660,512	2.08%	12.16%	to	11.99%
2018	0.60%	to	0.75%	1,196	2,322.96	to	226.90	874,105	3.02%	-15.78%	to	-15.91%
2017	0.60%	to	0.75%	1,344	2,758.15	to	269.82	1,137,879	2.65%	16.32%	to	16.15%
2016	0.60%	to	0.75%	1,743	2,371.14	to	232.30	1,071,371	2.21%	6.85%	to	6.69%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2020	0.60%	to	0.75%	2,149	3,608.66	to	356.20	832,248	0.07%	41.50%	to	41.29%
2019	0.60%	to	0.75%	2,130	2,550.24	to	252.10	574,826	0.00%	35.94%	to	35.73%
2018	0.60%	to	0.75%	2,131	1,876.04	to	185.73	428,703	0.00%	-4.20%	to	-4.35%
2017	0.60%	to	0.75%	2,083	1,958.36	to	194.18	434,944	0.09%	26.58%	to	26.39%
2016	0.60%	to	0.75%	1,611	1,547.11	to	153.63	271,357	0.00%	1.66%	to	1.51%
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)
2020			0.60%	104			2,742.82	285,253	0.41%			4.82%
2019			0.60%	109			2,616.59	285,209	0.18%			29.83%
2018			0.60%	114			2,015.34	229,749	0.34%			-19.66%
2017			0.60%	121			2,508.60	303,541	0.46%			16.74%
2016	0.60%	to	0.75%	172	2,148.94	to	210.53	204,853	0.41%	17.63%	to	17.45%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2020	0.60%	to	0.75%	20,692	1,476.74	to	147.53	3,121,838	0.00%	47.67%	to	47.53%
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2020	0.60%	to	0.75%	8,169	3,782.34	to	367.79	3,236,788	1.50%	13.26%	to	13.09%
2019	0.60%	to	0.75%	8,452	3,339.49	to	325.21	2,971,797	1.07%	31.29%	to	31.09%
2018	0.60%	to	0.75%	9,057	2,543.58	to	248.08	2,471,781	1.13%	-8.44%	to	-8.58%
2017	0.60%	to	0.75%	11,885	2,778.05	to	271.35	3,485,426	1.05%	16.21%	to	16.04%
2016	0.60%	to	0.75%	16,317	2,390.51	to	233.85	4,058,172	0.99%	10.95%	to	10.79%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2020	0.60%	to	0.75%	29,098	4,966.83	to	482.96	14,780,304	0.70%	26.87%	to	26.68%
2019	0.60%	to	0.75%	31,612	3,914.76	to	381.24	12,651,745	0.91%	31.00%	to	30.80%
2018	0.60%	to	0.75%	34,302	2,988.39	to	291.46	10,511,903	1.01%	-13.70%	to	-13.83%
2017	0.60%	to	0.75%	34,901	3,462.88	to	338.24	12,469,250	0.93%	35.85%	to	35.65%
2016	0.60%	to	0.75%	37,992	2,549.06	to	249.36	10,093,141	1.06%	-0.52%	to	-0.66%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2020	0.60%	to	0.75%	4,164	1,206.47	to	119.17	518,484	5.98%	2.78%	to	2.63%
2019	0.60%	to	0.75%	3,846	1,173.81	to	116.12	470,269	3.72%	10.14%	to	9.98%
2018	0.60%	to	0.75%	3,996	1,065.73	to	105.59	453,225	4.98%	-4.97%	to	-5.12%
2017	0.60%	to	0.75%	4,203	1,121.50	to	111.28	497,635	2.29%	5.64%	to	5.48%
2016	0.60%	to	0.75%	4,311	1,061.64	to	105.50	485,883	4.97%	5.90%	to	5.74%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
2020	0.60%	to	0.75%	1,877	6,151.35	to	599.05	1,210,463	0.66%	19.21%	to	19.03%
2019	0.60%	to	0.75%	1,897	5,160.05	to	503.26	1,030,635	0.20%	25.71%	to	25.53%
2018	0.60%	to	0.75%	2,153	4,104.59	to	400.92	964,259	0.27%	-10.86%	to	-11.00%
2017	0.60%	to	0.75%	4,177	4,604.80	to	450.46	2,003,916	0.74%	13.48%	to	13.31%
2016	0.60%	to	0.75%	2,838	4,057.98	to	397.57	1,241,947	0.52%	17.35%	to	17.17%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2020			0.75%	901	216.32			194,907	1.96%			13.03%
2019			0.75%	1,096	191.39			209,765	2.03%			20.87%
2018			0.75%	1,296	158.35			205,218	1.85%			-6.15%
2017			0.75%	1,449	168.72			244,479	1.58%			17.39%
2016			0.75%	1,577	143.73			226,657	0.58%			-3.29%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2020	0.60%	to	0.75%	6,200	4,145.16	to	403.68	3,455,840	1.51%	13.35%	to	13.18%
2019	0.60%	to	0.75%	6,186	3,657.05	to	356.68	3,130,029	1.66%	21.54%	to	21.36%
2018	0.60%	to	0.75%	6,901	3,008.88	to	293.90	2,811,501	1.77%	-0.17%	to	-0.32%
2017	0.60%	to	0.75%	6,414	3,014.08	to	294.85	2,711,527	1.40%	17.43%	to	17.25%
2016	0.60%	to	0.75%	6,397	2,566.71	to	251.46	2,310,004	1.92%	3.70%	to	3.55%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2020	0.60%	to	0.75%	11,574	7,637.23	to	742.63	9,017,722	0.16%	38.20%	to	38.00%
2019	0.60%	to	0.75%	12,697	5,526.09	to	538.15	7,174,131	0.02%	36.03%	to	35.83%
2018	0.60%	to	0.75%	12,813	4,062.31	to	396.20	5,367,457	1.27%	1.11%	to	0.95%
2017	0.60%	to	0.75%	13,825	4,017.82	to	392.45	5,749,013	0.00%	29.22%	to	29.03%
2016	0.60%	to	0.75%	14,518	3,109.29	to	304.16	4,689,451	0.87%	1.33%	to	1.18%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2020	0.60%	to	0.75%	4,261	9,237.18	to	898.21	4,619,168	0.00%	49.83%	to	49.60%
2019	0.60%	to	0.75%	4,367	6,165.20	to	600.39	3,162,251	0.42%	43.95%	to	43.74%
2018	0.60%	to	0.75%	4,606	4,282.79	to	417.70	2,330,854	1.11%	0.30%	to	0.15%
2017	0.60%	to	0.75%	4,618	4,269.88	to	417.07	2,317,905	0.45%	44.05%	to	43.83%
2016	0.60%	to	0.75%	3,974	2,964.19	to	289.97	1,410,173	0.09%	13.17%	to	13.00%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2020	0.60%	to	0.75%	8,568	3,153.76	to	306.66	3,086,708	1.20%	15.33%	to	15.16%
2019	0.60%	to	0.75%	10,033	2,734.59	to	266.30	3,186,836	1.83%	25.95%	to	25.76%
2018	0.60%	to	0.75%	10,633	2,171.20	to	211.76	2,678,662	1.69%	-15.65%	to	-15.77%
2017	0.60%	to	0.75%	11,471	2,573.93	to	251.41	3,400,253	1.59%	30.02%	to	29.83%
2016	0.60%	to	0.75%	12,518	1,979.58	to	193.65	2,917,030	4.97%	-7.26%	to	-7.40%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2020	0.60%	to	0.75%	10,706	2,242.92	to	222.36	2,785,888	0.45%	21.79%	to	21.61%
2019	0.60%	to	0.75%	14,363	1,841.58	to	182.85	3,018,951	0.60%	39.12%	to	38.91%
2018	0.60%	to	0.75%	16,218	1,323.78	to	131.63	2,432,563	0.59%	0.20%	to	0.05%
2017	0.60%	to	0.75%	16,413	1,321.10	to	131.56	2,457,336	0.63%	27.60%	to	27.47%
2016	0.60%	to	0.75%	17,028	1,034.87	to	103.21	2,058,222	0.58%	5.39%	to	5.28%
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2020	0.60%	to	0.75%	5,884	4,605.08	to	448.46	2,953,473	1.57%	2.86%	to	2.70%
2019	0.60%	to	0.75%	6,216	4,477.22	to	436.67	3,099,643	2.15%	29.02%	to	28.83%
2018	0.60%	to	0.75%	6,492	3,470.04	to	338.94	2,621,695	1.53%	-10.63%	to	-10.76%
2017	0.60%	to	0.75%	7,507	3,882.67	to	379.82	3,434,766	1.94%	16.95%	to	16.77%
2016	0.60%	to	0.75%	8,384	3,319.96	to	325.26	3,269,288	2.15%	13.41%	to	13.24%
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2020	0.60%	to	0.75%	3,873	2,854.23	to	280.89	2,131,728	0.81%	19.49%	to	19.31%
2019	0.60%	to	0.75%	3,985	2,388.73	to	235.44	1,837,494	1.50%	24.90%	to	24.71%
2018	0.60%	to	0.75%	4,100	1,912.50	to	188.78	1,525,604	0.93%	-10.27%	to	-10.40%
2017	0.60%	to	0.75%	4,191	2,131.32	to	210.70	1,745,057	1.34%	26.06%	to	25.87%
2016	0.60%	to	0.75%	4,059	1,690.68	to	167.39	1,287,398	1.18%	3.22%	to	3.07%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2020	0.60%	to	0.75%	258	2,903.07	to	282.72	94,756	4.51%	4.91%	to	4.76%
2019	0.60%	to	0.75%	280	2,767.10	to	269.88	98,844	5.47%	13.57%	to	13.40%
2018	0.60%	to	0.75%	317	2,436.51	to	237.99	126,471	5.85%	-7.50%	to	-7.64%
2017	0.60%	to	0.75%	356	2,634.20	to	257.69	166,144	5.47%	9.06%	to	8.89%
2016	0.60%	to	0.75%	401	2,415.47	to	236.65	165,042	5.56%	9.89%	to	9.73%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2020	0.60%	to	0.75%	4,425	1,909.94	to	186.00	1,125,389	2.78%	7.15%	to	6.99%
2019	0.60%	to	0.75%	3,426	1,782.43	to	173.84	889,393	4.12%	10.22%	to	10.05%
2018	0.60%	to	0.75%	4,103	1,617.20	to	157.96	905,757	2.56%	-1.25%	to	-1.40%
2017	0.60%	to	0.75%	3,880	1,637.65	to	160.20	941,396	3.07%	5.61%	to	5.45%
2016	0.60%	to	0.75%	3,881	1,550.67	to	151.92	937,308	1.91%	5.48%	to	5.32%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2020	0.60%	to	0.75%	226	3,669.87	to	357.39	388,831	2.84%	-17.35%	to	-17.47%
2019	0.60%	to	0.75%	257	4,440.24	to	433.06	568,116	1.91%	18.23%	to	18.05%
2018	0.60%	to	0.75%	314	3,755.69	to	366.85	589,995	2.82%	-8.27%	to	-8.41%
2017	0.60%	to	0.75%	327	4,094.30	to	400.52	614,455	1.53%	2.49%	to	2.34%
2016	0.60%	to	0.75%	352	3,994.67	to	391.36	635,015	1.38%	6.18%	to	6.02%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class IV (EIF4)
2020	0.60%	to	0.75%	34,177	3,550.04	to	343.14	15,598,112	1.75%	3.01%	to	2.86%
2019	0.60%	to	0.75%	35,557	3,446.31	to	333.61	16,153,118	1.79%	26.53%	to	26.34%
2018	0.60%	to	0.75%	37,517	2,723.63	to	264.05	14,162,674	1.78%	-7.81%	to	-7.95%
2017	0.60%	to	0.75%	41,090	2,954.45	to	286.86	16,675,652	3.07%	17.28%	to	17.11%
2016	0.60%	to	0.75%	44,926	2,519.07	to	244.95	15,420,627	2.71%	17.19%	to	17.01%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020			0.75%	3,604			158.80	572,333	2.13%			5.29%
2019			0.75%	3,506			150.83	528,797	2.34%			5.48%
2018			0.75%	3,283			143.00	469,454	2.23%			-0.80%
2017			0.75%	3,372			144.15	486,064	2.14%			1.32%
2016			0.75%	3,259			142.26	463,639	1.84%			-0.01%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)
2020	0.00%	to	0.75%	19,825	7,955.09	to	323.48	10,704,997	2.10%	6.09%	to	5.30%
2019	0.60%	to	0.75%	20,227	3,978.72	to	307.21	10,394,800	2.27%	5.54%	to	5.38%
2018	0.60%	to	0.75%	20,574	3,769.82	to	291.52	10,158,364	5.93%	-0.56%	to	-0.71%
2017	0.00%	to	0.75%	24,214	7,059.44	to	293.60	11,630,219	2.09%	1.48%	to	1.32%
2016	0.00%	to	0.75%	25,298	6,915.28	to	289.77	12,108,128	1.88%	0.14%	to	-0.01%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2020	0.60%	to	0.75%	5,784	4,725.36	to	460.18	3,019,461	1.86%	12.62%	to	12.45%
2019	0.60%	to	0.75%	6,276	4,195.82	to	409.22	2,973,540	2.41%	22.21%	to	22.03%
2018	0.60%	to	0.75%	6,752	3,433.29	to	335.35	2,621,293	0.67%	-17.91%	to	-18.04%
2017	0.60%	to	0.75%	7,424	4,182.51	to	409.15	3,522,885	1.34%	40.66%	to	40.45%
2016	0.60%	to	0.75%	8,479	2,973.53	to	291.32	2,865,935	0.82%	7.07%	to	6.91%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2020			0.75%	1,347			127.28	171,451	1.23%			7.14%
2019			0.75%	1,320			118.80	156,815	2.97%			18.23%
2018			0.75%	1,283			100.48	128,916	1.99%			-15.17%
2017			0.75%	1,343			118.45	159,084	1.77%			26.50%
2016			0.75%	1,253			93.64	117,328	2.19%			0.12%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2020			0.75%	4,597			241.35	1,109,477	1.41%			11.16%
2019			0.75%	6,294			217.12	1,366,533	1.76%			19.88%
2018			0.75%	6,319			181.11	1,144,446	1.20%			-5.69%
2017			0.75%	6,150			192.04	1,181,075	1.11%			14.93%
2016			0.75%	6,430			167.10	1,074,435	1.97%			8.19%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2020			0.75%	2,144			147.13	315,447	2.93%			8.39%
2019			0.75%	1,168			135.74	158,546	1.81%			8.17%
2018			0.75%	1,048			125.49	131,514	2.34%			-1.82%
2017			0.75%	1,069			127.81	136,632	1.19%			2.44%
2016			0.75%	1,328			124.77	165,688	2.46%			1.89%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2020			0.75%	6,870			345.51	2,373,650	0.66%			28.96%
2019			0.75%	7,366			267.92	1,973,511	0.66%			33.77%
2018			0.75%	8,092			200.28	1,620,690	0.23%			-10.10%
2017			0.75%	8,214			222.79	1,830,007	0.71%			29.99%
2016			0.75%	8,591			171.39	1,472,413	1.48%			-0.56%
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2020			0.75%	4,281			256.03	1,096,048	1.65%			12.23%
2019			0.75%	4,811			228.12	1,097,485	1.36%			24.73%
2018			0.75%	4,558			182.89	833,631	1.05%			-2.92%
2017			0.75%	4,337			188.39	817,069	1.41%			21.02%
2016			0.75%	4,516			155.68	703,028	1.23%			10.26%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2020			0.75%	5,743			433.40	2,489,016	0.69%			50.36%
2019			0.75%	5,987			288.23	1,725,655	0.37%			29.31%
2018			0.75%	5,870			222.90	1,308,407	0.31%			-1.40%
2017			0.75%	5,969			226.07	1,349,402	0.30%			26.84%
2016			0.75%	5,758			178.22	1,026,219	0.23%			8.25%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020	0.60%	to	0.75%	62,589	3,538.04	to	342.80	22,246,232	0.22%	11.66%	to	11.49%
2019	0.60%	to	0.75%	66,564	3,168.68	to	307.47	21,282,684	2.05%	21.10%	to	20.92%
2018	0.60%	to	0.75%	72,763	2,616.60	to	254.28	19,244,937	1.62%	-8.28%	to	-8.42%
2017	0.60%	to	0.75%	77,030	2,852.85	to	277.66	22,267,908	1.62%	15.98%	to	15.81%
2016	0.60%	to	0.75%	81,799	2,459.73	to	239.76	20,845,469	1.64%	7.83%	to	7.67%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2020	0.60%	to	0.75%	10,572	2,373.48	to	232.57	2,677,027	0.13%	7.90%	to	7.74%
2019	0.60%	to	0.75%	12,529	2,199.64	to	215.86	2,926,366	2.22%	12.80%	to	12.64%
2018	0.60%	to	0.75%	12,448	1,949.97	to	191.65	2,595,582	1.90%	-4.31%	to	-4.46%
2017	0.60%	to	0.75%	12,941	2,037.81	to	200.58	3,012,508	1.85%	8.56%	to	8.40%
2016	0.60%	to	0.75%	13,356	1,877.14	to	185.05	2,866,534	1.92%	5.07%	to	4.92%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)
2020	0.60%	to	0.75%	119,257	11,235.2	to	1,078.2	182,776,579	1.87%	17.41%	to	17.24%
2019	0.60%	to	0.75%	129,194	9,568.95	to	919.72	167,999,842	2.06%	30.41%	to	30.21%
2018	0.60%	to	0.75%	138,459	7,337.82	to	706.33	137,557,328	1.69%	-5.21%	to	-5.36%
2017	0.60%	to	0.75%	147,729	7,741.47	to	746.31	154,723,953	1.74%	20.81%	to	20.63%
2016	0.60%	to	0.75%	157,892	6,408.14	to	618.70	137,249,218	1.82%	10.93%	to	10.76%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2020	0.60%	to	0.75%	15,732	3,927.76	to	379.35	6,043,505	0.22%	12.14%	to	11.97%
2019	0.60%	to	0.75%	16,214	3,502.50	to	338.79	5,562,809	2.02%	22.99%	to	22.81%
2018	0.60%	to	0.75%	17,096	2,847.76	to	275.87	4,780,495	1.51%	-9.40%	to	-9.54%
2017	0.60%	to	0.75%	18,739	3,143.31	to	304.96	5,787,934	1.60%	17.72%	to	17.55%
2016	0.60%	to	0.75%	19,381	2,670.10	to	259.44	5,090,393	1.76%	8.81%	to	8.65%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2020	0.60%	to	0.75%	6,856	1,873.70	to	184.18	1,361,645	0.12%	6.08%	to	5.92%
2019	0.60%	to	0.75%	5,662	1,766.36	to	173.89	1,064,196	2.13%	8.88%	to	8.71%
2018	0.60%	to	0.75%	5,921	1,622.34	to	159.95	1,021,570	1.97%	-2.39%	to	-2.54%
2017	0.60%	to	0.75%	6,500	1,662.13	to	164.12	1,144,413	1.80%	5.05%	to	4.90%
2016	0.60%	to	0.75%	7,526	1,582.20	to	156.46	1,251,820	2.03%	3.64%	to	3.49%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	0.00%	to	0.75%	81,465	5,361.32	to	283.89	39,377,162	0.14%	10.34%	to	9.52%
2019	0.60%	to	0.75%	85,531	2,654.57	to	259.22	37,923,049	2.19%	17.04%	to	16.87%
2018	0.60%	to	0.75%	89,962	2,268.08	to	221.81	34,285,180	1.79%	-6.25%	to	-6.39%
2017	0.00%	to	0.75%	99,549	4,374.97	to	236.94	39,686,197	1.75%	12.25%	to	12.09%
2016	0.00%	to	0.75%	106,593	3,874.19	to	211.40	37,884,122	1.85%	6.50%	to	6.34%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2020	0.60%	to	0.75%	4,144	2,797.64	to	272.45	1,266,149	5.01%	5.38%	to	5.22%
2019	0.60%	to	0.75%	4,810	2,654.78	to	258.92	1,382,582	5.65%	14.05%	to	13.88%
2018	0.60%	to	0.75%	5,289	2,327.66	to	227.36	1,295,398	5.72%	-3.58%	to	-3.73%
2017	0.60%	to	0.75%	5,765	2,414.14	to	236.16	1,473,450	5.45%	6.12%	to	5.96%
2016	0.60%	to	0.75%	6,088	2,274.92	to	222.88	1,504,093	5.67%	13.48%	to	13.31%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2020	0.60%	to	0.75%	8,810	5,687.46	to	553.87	5,790,798	1.19%	12.44%	to	12.27%
2019	0.60%	to	0.75%	9,596	5,058.30	to	493.34	5,654,242	1.33%	24.90%	to	24.71%
2018	0.60%	to	0.75%	9,892	4,049.89	to	395.58	4,711,459	1.33%	-11.92%	to	-12.05%
2017	0.60%	to	0.75%	10,315	4,597.81	to	449.78	5,471,968	1.11%	15.09%	to	14.92%
2016	0.60%	to	0.75%	10,592	3,995.04	to	391.40	4,669,181	1.24%	19.57%	to	19.39%
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2020	0.60%	to	0.75%	4,682	1,967.29	to	191.58	991,439	2.94%	3.44%	to	3.28%
2019	0.60%	to	0.75%	6,126	1,901.91	to	185.50	1,252,656	5.03%	8.52%	to	8.35%
2018	0.60%	to	0.75%	5,882	1,752.66	to	171.20	1,163,417	2.69%	-2.93%	to	-3.08%
2017	0.60%	to	0.75%	6,570	1,805.61	to	176.63	1,373,831	4.71%	5.70%	to	5.54%
2016	0.60%	to	0.75%	6,781	1,708.29	to	167.36	1,371,937	3.18%	8.00%	to	7.84%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2020	0.60%	to	0.75%	12,443	3,349.42	to	329.13	4,482,847	1.59%	0.89%	to	0.73%
2019	0.60%	to	0.75%	17,607	3,320.01	to	326.73	6,330,406	2.69%	26.19%	to	26.00%
2018	0.60%	to	0.75%	18,628	2,630.88	to	259.30	5,344,148	1.42%	-9.89%	to	-10.03%
2017	0.60%	to	0.75%	20,390	2,919.75	to	288.21	6,478,308	1.70%	8.03%	to	7.87%
2016	0.60%	to	0.75%	23,162	2,702.80	to	267.19	6,831,912	2.39%	19.72%	to	19.54%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2020	0.60%	to	0.75%	31,708	1,183.37	to	118.28	4,153,575	1.38%	18.34%	to	18.28%	****

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2020	0.65%	to	0.75%	2,164	160.03	to	158.02	344,057	2.90%	6.32%	to	6.21%
2019	0.65%	to	0.75%	1,657	150.52	to	148.78	247,726	2.99%	8.24%	to	8.13%
2018	0.65%	to	0.75%	1,720	139.07	to	137.59	237,779	3.08%	-1.07%	to	-1.17%
2017	0.65%	to	0.75%	1,800	140.57	to	139.22	251,682	2.68%	3.72%	to	3.62%
2016	0.65%	to	0.75%	2,177	135.52	to	134.36	293,810	2.95%	4.67%	to	4.56%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2020			0.75%	271			195.97	53,107	0.99%			10.84%
2019			0.75%	280			176.81	49,506	3.00%			19.32%
2018			0.75%	275			148.18	40,750	2.21%			-8.73%
2017			0.75%	270			162.36	43,838	1.76%			15.15%
2016			0.75%	279			141.01	39,340	2.78%			6.52%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2020			0.75%	55			153.68	8,452	0.24%			6.89%
2019			0.75%	60			143.78	8,627	2.60%			9.95%
2018			0.75%	64			130.77	8,369	2.33%			-3.24%
2017			0.75%	67			135.15	9,055	2.19%			5.56%
2016			0.75%	68			128.03	8,706	2.57%			4.03%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2020			0.75%	732			200.61	146,844	1.14%			11.52%
2019			0.75%	787			179.88	141,569	2.89%			21.41%
2018			0.75%	1,019			148.16	150,980	2.09%			-10.07%
2017			0.75%	1,236			164.75	203,636	1.61%			17.28%
2016			0.75%	1,300			140.48	182,630	2.50%			6.89%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2020			0.75%	27			171.55	4,632	0.57%			8.34%
2019			0.75%	27			158.35	4,275	2.79%			13.42%
2018			0.75%	27			139.61	3,770	2.37%			-5.39%
2017			0.75%	27			147.57	3,984	1.38%			9.26%
2016			0.75%	46			135.07	6,213	2.79%			5.21%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2020			0.75%	1,811			188.05	340,559	0.69%			9.94%
2019			0.75%	2,737			171.04	468,150	2.95%			17.44%
2018			0.75%	2,500			145.65	364,122	2.28%			-7.76%
2017			0.75%	2,338			157.91	369,190	1.97%			13.20%
2016			0.75%	2,162			139.49	301,575	2.76%			6.02%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2020			0.75%	2,533			204.83	518,827	1.15%			11.90%
2019			0.75%	2,523			183.05	461,834	2.89%			23.22%
2018			0.75%	2,884			148.56	428,437	1.94%			-11.39%
2017			0.75%	2,978			167.66	499,286	1.34%			19.10%
2016			0.75%	3,289			140.77	462,998	2.50%			7.52%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2020			0.75%	130			179.10	23,283	0.70%			8.89%
2019			0.75%	124			164.47	20,395	2.78%			15.43%
2018			0.75%	116			142.49	16,529	2.40%			-6.75%
2017			0.75%	114			152.81	17,420	1.73%			11.17%
2016			0.75%	104			137.45	14,295	3.13%			5.49%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2020			0.75%	209			217.09	45,372	0.16%			8.59%
2019			0.75%	513			199.92	102,559	2.18%			14.48%
2018			0.75%	526			174.63	91,858	3.71%			-5.56%
2017			0.75%	114			184.92	21,081	1.91%			10.30%
2016			0.75%	112			167.65	18,777	1.86%			5.51%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2020			0.75%	56			269.81	15,109	0.18%			10.78%
2019			0.75%	59			243.54	14,369	2.20%			19.04%
2018			0.75%	58			204.58	11,866	1.63%			-7.17%
2017			0.75%	63			220.39	13,884	1.71%			13.95%
2016			0.75%	63			193.40	12,184	1.91%			6.94%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2020	0.65%	to	0.75%	2,232	121.27	to	119.74	269,944	0.96%	6.99%	to	6.88%
2019	0.65%	to	0.75%	2,415	113.35	to	112.03	273,059	2.32%	18.14%	to	18.02%
2018	0.65%	to	0.75%	2,753	95.94	to	94.92	263,535	1.77%	-15.36%	to	-15.44%
2017	0.65%	to	0.75%	3,253	113.35	to	112.26	367,721	1.56%	26.25%	to	26.13%
2016	0.65%	to	0.75%	3,186	89.78	to	89.01	285,257	1.90%	-0.02%	to	-0.12%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)
2020			0.75%	177			171.84	30,416	5.67%			8.49%
2019			0.75%	34			158.40	5,385	3.31%			9.06%
2018			0.75%	32			145.23	4,647	2.44%			-1.95%
2017			0.75%	53			148.12	7,850	1.65%			3.17%
2016			0.75%	139			143.57	19,956	3.20%			2.93%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2020	0.65%	to	0.75%	8,483	193.04	to	191.75	1,629,951	1.06%	50.06%	to	49.91%
2019	0.65%	to	0.75%	10,318	128.63	to	127.91	1,322,776	1.23%	32.29%	to	32.15%
2018	0.65%	to	0.75%	11,279	97.24	to	96.79	1,093,665	1.08%	-17.00%	to	-17.08%
2017	0.65%	to	0.75%	11,863	117.16	to	116.73	1,386,994	1.22%	24.96%	to	24.84%
2016	0.65%	to	0.75%	13,348	93.76	to	93.51	1,249,589	1.46%	-2.75%	to	-2.85%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2020	0.60%	to	0.75%	105,694	1,176.72	to	117.64	18,631,544	0.00%	17.67%	to	17.64%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2020	0.60%	to	0.75%	16,583	3,937.03	to	330.36	5,617,941	0.00%	29.31%	to	29.12%
2019	0.60%	to	0.75%	17,861	3,044.56	to	255.86	4,707,113	4.19%	29.75%	to	29.55%
2018	0.60%	to	0.75%	18,669	2,346.50	to	197.49	3,813,681	0.08%	-3.66%	to	-3.80%
2017	0.60%	to	0.75%	22,190	2,435.64	to	205.30	4,739,017	0.36%	29.43%	to	29.23%
2016	0.60%	to	0.75%	24,147	1,881.87	to	158.86	4,008,742	0.85%	1.58%	to	1.43%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
2020	0.60%	to	0.75%	130,524	6,520.45	to	408.93	84,163,853	0.00%	59.94%	to	59.70%
2019	0.60%	to	0.75%	149,392	4,076.89	to	256.06	59,219,476	0.00%	36.43%	to	36.23%
2018	0.60%	to	0.75%	162,306	2,988.20	to	187.97	46,982,938	0.00%	-7.41%	to	-7.55%
2017	0.60%	to	0.75%	173,895	3,227.39	to	203.32	54,864,593	0.00%	26.98%	to	26.79%
2016	0.60%	to	0.75%	190,376	2,541.74	to	160.36	47,110,732	0.00%	5.83%	to	5.67%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2020	0.65%	to	0.75%	18,663	242.27	to	239.22	4,483,155	2.10%	-1.78%	to	-1.88%
2019	0.65%	to	0.75%	18,667	246.68	to	243.82	4,569,233	2.22%	23.04%	to	22.92%
2018	0.65%	to	0.75%	20,562	200.48	to	198.35	4,092,811	1.07%	-13.72%	to	-13.81%
2017	0.65%	to	0.75%	21,929	232.36	to	230.13	5,062,727	1.11%	13.10%	to	12.99%
2016	0.65%	to	0.75%	23,616	205.44	to	203.67	4,823,739	1.29%	16.83%	to	16.72%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2020	0.60%	to	0.75%	50,119	2,615.13	to	256.59	17,320,700	0.43%	12.87%	to	12.70%
2019	0.60%	to	0.75%	54,132	2,316.92	to	227.67	16,580,094	0.65%	27.31%	to	27.11%
2018	0.60%	to	0.75%	59,925	1,819.97	to	179.11	14,274,351	0.56%	-5.34%	to	-5.48%
2017	0.60%	to	0.75%	64,215	1,922.60	to	189.49	16,248,415	0.53%	24.11%	to	23.92%
2016	0.60%	to	0.75%	69,314	1,549.12	to	152.91	14,099,547	0.81%	12.92%	to	12.76%
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)
2020	0.65%	to	0.75%	823	265.63	to	262.28	216,006	0.79%	12.60%	to	12.49%
2019	0.65%	to	0.75%	826	235.90	to	233.16	192,710	0.74%	25.23%	to	25.10%
2018	0.65%	to	0.75%	897	188.37	to	186.37	167,487	0.58%	-6.49%	to	-6.58%
2017	0.65%	to	0.75%	955	201.44	to	199.50	190,760	0.55%	17.60%	to	17.48%
2016	0.65%	to	0.75%	974	171.29	to	169.82	165,582	0.71%	9.40%	to	9.29%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2020	0.60%	to	0.75%	227,712	5,121.24	to	503.24	153,533,044	1.34%	18.19%	to	18.01%
2019	0.60%	to	0.75%	245,073	4,333.20	to	426.44	141,180,033	1.72%	36.79%	to	36.59%
2018	0.60%	to	0.75%	267,986	3,167.72	to	312.21	113,509,125	0.85%	-1.87%	to	-2.01%
2017	0.60%	to	0.75%	303,489	3,227.97	to	318.63	129,444,477	0.48%	26.55%	to	26.36%
2016	0.60%	to	0.75%	336,505	2,550.69	to	252.15	112,751,979	0.78%	3.01%	to	2.86%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2020	0.65%	to	0.75%	18,481	186.48	to	184.13	3,413,944	1.48%	-6.00%	to	-6.09%
2019	0.65%	to	0.75%	20,964	198.38	to	196.08	4,124,610	1.71%	29.86%	to	29.73%
2018	0.65%	to	0.75%	22,724	152.77	to	151.15	3,445,671	1.79%	-4.55%	to	-4.64%
2017	0.65%	to	0.75%	25,775	160.05	to	158.51	4,096,469	2.17%	5.81%	to	5.70%
2016	0.65%	to	0.75%	28,267	151.26	to	149.95	4,249,736	2.09%	6.65%	to	6.55%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2020	0.65%	to	0.75%	6,159	118.66	to	117.17	725,431	1.66%	2.17%	to	2.06%
2019	0.65%	to	0.75%	5,927	116.15	to	114.80	683,981	2.30%	3.41%	to	3.31%
2018	0.65%	to	0.75%	5,440	112.31	to	111.12	606,992	2.14%	0.16%	to	0.06%
2017	0.65%	to	0.75%	6,943	112.13	to	111.05	773,678	1.40%	0.92%	to	0.82%
2016	0.65%	to	0.75%	8,761	111.10	to	110.15	969,069	1.52%	1.83%	to	1.73%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2020	0.60%	to	0.75%	1,153	1,388.48	to	174.48	416,365	1.34%	4.55%	to	4.39%
2019	0.60%	to	0.75%	1,107	1,328.05	to	167.14	232,865	2.28%	11.81%	to	11.65%
2018	0.60%	to	0.75%	1,192	1,187.73	to	149.70	223,139	1.77%	-16.20%	to	-16.32%
2017	0.60%	to	0.75%	1,497	1,417.28	to	178.91	319,753	2.05%	21.99%	to	21.80%
2016	0.60%	to	0.75%	1,475	1,161.84	to	146.88	255,527	2.06%	0.51%	to	0.36%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)
2020	0.00%	to	0.75%	115,975	3,425.66	to	160.35	25,736,856	0.22%	0.24%	to	-0.51%
2019	0.60%	to	0.75%	92,961	2,262.49	to	161.17	20,211,381	4.57%	1.17%	to	1.02%
2018	0.60%	to	0.75%	101,245	2,236.31	to	159.54	22,780,893	1.33%	0.78%	to	0.63%
2017	0.00%	to	0.75%	110,726	3,311.48	to	158.55	24,643,118	0.41%	-0.18%	to	-0.33%
2016	0.00%	to	0.75%	132,010	3,297.52	to	159.07	29,579,931	0.01%	-0.59%	to	-0.74%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)
2020	0.60%	to	0.75%	31,702	4,595.41	to	444.18	19,414,011	0.02%	21.98%	to	21.80%
2019	0.60%	to	0.75%	35,473	3,767.25	to	364.68	17,595,636	0.08%	24.94%	to	24.75%
2018	0.60%	to	0.75%	38,347	3,015.29	to	292.32	15,199,539	0.02%	-13.17%	to	-13.30%
2017	0.60%	to	0.75%	40,496	3,472.60	to	337.17	18,638,782	0.00%	12.82%	to	12.66%
2016	0.60%	to	0.75%	43,285	3,077.90	to	299.29	17,735,234	0.33%	22.06%	to	21.87%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2020	0.60%	to	0.75%	4,674	5,421.26	to	527.95	2,870,563	0.00%	40.05%	to	39.84%
2019	0.60%	to	0.75%	4,934	3,871.08	to	377.55	2,157,953	0.00%	34.90%	to	34.70%
2018	0.60%	to	0.75%	5,550	2,869.58	to	280.29	1,784,857	0.00%	-8.49%	to	-8.63%
2017	0.60%	to	0.75%	6,123	3,135.92	to	306.77	2,137,528	0.00%	24.18%	to	23.99%
2016	0.60%	to	0.75%	6,681	2,525.31	to	247.41	1,857,568	0.00%	7.66%	to	7.50%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)
2020	0.60%	to	0.75%	37,279	3,796.82	to	366.99	17,534,857	0.08%	4.52%	to	4.37%
2019	0.60%	to	0.75%	38,578	3,632.48	to	351.63	17,752,866	1.07%	18.29%	to	18.12%
2018	0.60%	to	0.75%	40,989	3,070.76	to	297.70	16,144,492	0.69%	-17.45%	to	-17.57%
2017	0.60%	to	0.75%	42,537	3,719.85	to	361.17	20,410,261	0.50%	8.42%	to	8.25%
2016	0.60%	to	0.75%	45,570	3,431.12	to	333.64	20,310,052	0.65%	25.28%	to	25.09%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)
2020	0.00%	to	0.75%	43,665	26,812.5	to	857.07	138,135,708	1.15%	10.32%	to	9.49%
2019	0.60%	to	0.75%	46,873	14,725.6	to	782.76	134,454,658	3.09%	28.57%	to	28.38%
2018	0.60%	to	0.75%	50,288	11,453.5	to	609.74	110,855,828	1.09%	-0.60%	to	-0.75%
2017	0.00%	to	0.75%	53,998	18,791.1	to	614.36	119,428,087	1.03%	19.82%	to	19.64%
2016	0.00%	to	0.75%	58,148	15,589.2	to	513.50	105,888,697	1.43%	10.73%	to	10.57%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2020	0.60%	to	0.75%	40	7,377.30	to	718.43	201,868	0.00%	39.14%	to	38.93%
2019	0.60%	to	0.75%	48	5,301.94	to	517.10	163,064	0.00%	31.95%	to	31.76%
2018	0.60%	to	0.75%	55	4,018.03	to	392.47	137,604	0.00%	-6.97%	to	-7.11%
2017	0.60%	to	0.75%	106	4,318.96	to	422.50	177,265	0.00%	24.54%	to	24.36%
2016	0.60%	to	0.75%	152	3,467.89	to	339.75	161,127	0.00%	3.77%	to	3.62%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2020	0.60%	to	0.75%	3,216	2,088.56	to	207.25	793,613	0.00%	38.87%	to	38.67%
2019	0.60%	to	0.75%	3,291	1,503.92	to	149.46	609,140	0.00%	31.69%	to	31.49%
2018	0.60%	to	0.75%	3,410	1,142.03	to	113.66	517,664	0.00%	-7.12%	to	-7.26%
2017	0.60%	to	0.75%	3,988	1,229.57	to	122.56	609,770	0.00%	23.82%	to	23.63%
2016	0.60%	to	0.75%	4,464	993.04	to	99.13	525,829	0.00%	3.54%	to	3.39%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2020	0.60%	to	0.75%	2,203	4,839.05	to	471.25	4,062,662	0.62%	18.85%	to	18.67%
2019	0.60%	to	0.75%	2,295	4,071.66	to	397.11	3,614,291	0.59%	25.13%	to	24.94%
2018	0.60%	to	0.75%	1,746	3,253.90	to	317.83	729,071	0.48%	-6.29%	to	-6.43%
2017	0.60%	to	0.75%	1,875	3,472.41	to	339.69	857,206	0.53%	17.72%	to	17.55%
2016	0.60%	to	0.75%	2,032	2,949.65	to	288.98	782,357	0.70%	9.21%	to	9.04%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2020	0.60%	to	0.75%	23,503	1,922.88	to	184.75	5,685,995	2.27%	2.84%	to	2.68%
2019	0.60%	to	0.75%	23,565	1,869.80	to	179.92	5,764,338	1.94%	3.07%	to	2.91%
2018	0.60%	to	0.75%	24,363	1,814.17	to	174.83	5,781,426	1.60%	0.41%	to	0.26%
2017	0.60%	to	0.75%	27,849	1,806.70	to	174.37	6,542,074	1.39%	0.29%	to	0.14%
2016	0.60%	to	0.75%	29,493	1,801.49	to	174.13	7,215,219	1.19%	0.62%	to	0.46%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2020			0.75%	354			142.77	50,539	6.29%			9.94%
2019			0.75%	658			129.86	85,445	2.00%			6.22%
2018			0.75%	680			122.25	83,130	4.53%			-4.70%
2017			0.75%	825			128.28	105,830	1.43%			10.02%
2016			0.75%	1,079			116.60	125,812	1.21%			2.24%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2020			0.75%	3,844			127.26	489,182	1.21%			2.22%
2019			0.75%	4,178			124.50	520,142	2.77%			3.25%
2018			0.75%	4,504			120.58	543,092	1.91%			-0.42%
2017			0.75%	5,200			121.09	629,657	1.29%			0.60%
2016			0.75%	2,881			120.37	346,790	1.48%			0.65%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	0.60%	to	0.75%	7,327	1,353.80	to	133.42	1,376,161	2.04%	7.99%	to	7.82%
2019	0.60%	to	0.75%	3,656	1,253.67	to	123.74	805,432	3.03%	7.70%	to	7.54%
2018	0.60%	to	0.75%	3,170	1,163.99	to	115.06	708,620	2.55%	-1.14%	to	-1.29%
2017	0.60%	to	0.75%	3,308	1,177.36	to	116.56	693,970	2.03%	4.29%	to	4.14%
2016	0.60%	to	0.75%	4,127	1,128.89	to	111.93	778,862	2.09%	2.07%	to	1.92%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2020	0.60%	to	0.75%	3,043	1,403.37	to	139.57	426,516	1.65%	5.17%	to	5.01%
2019	0.60%	to	0.75%	3,047	1,334.38	to	132.91	449,803	2.05%	29.62%	to	29.43%
2018	0.60%	to	0.75%	3,416	1,029.43	to	102.69	392,819	0.73%	-9.04%	to	-9.18%
2017	0.60%	to	0.75%	3,062	1,131.72	to	113.06	401,281	0.00%	13.17%	to	13.06%	****
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2020	0.60%	to	0.75%	1,949	2,515.66	to	250.02	590,404	0.04%	37.88%	to	37.67%
2019	0.60%	to	0.75%	1,929	1,824.55	to	181.60	428,332	0.13%	35.92%	to	35.72%
2018	0.60%	to	0.75%	1,992	1,342.32	to	133.81	342,996	0.00%	1.76%	to	1.61%
2017	0.60%	to	0.75%	2,598	1,319.05	to	131.68	420,661	0.10%	30.12%	to	29.93%
2016	0.60%	to	0.75%	3,009	1,013.70	to	101.35	367,024	0.00%	1.37%	to	1.35%	****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2020	0.60%	to	0.75%	121	2,708.32	to	263.75	81,148	1.63%	11.42%	to	11.26%
2019	0.60%	to	0.75%	130	2,430.62	to	237.06	79,387	1.38%	24.40%	to	24.22%
2018	0.60%	to	0.75%	139	1,953.81	to	190.84	65,375	1.43%	-19.60%	to	-19.72%
2017	0.60%	to	0.75%	155	2,430.11	to	237.72	89,777	2.18%	25.82%	to	25.64%
2016	0.60%	to	0.75%	164	1,931.34	to	189.22	74,830	3.63%	-3.04%	to	-3.18%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2020	0.65%	to	0.75%	5,869	607.67	to	601.23	3,550,844	0.00%	28.43%	to	28.30%
2019	0.65%	to	0.75%	7,422	473.15	to	468.60	3,494,373	0.00%	27.80%	to	27.67%
2018	0.65%	to	0.75%	7,929	370.24	to	367.04	2,923,050	0.00%	0.20%	to	0.10%
2017	0.65%	to	0.75%	7,932	369.49	to	366.68	2,919,886	0.00%	26.48%	to	26.36%
2016	0.65%	to	0.75%	7,679	292.13	to	290.19	2,236,468	0.00%	-11.29%	to	-11.38%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
2020	0.60%	to	0.75%	6,545	2,828.73	to	271.78	2,730,299	7.20%	8.27%	to	8.11%
2019	0.60%	to	0.75%	7,261	2,612.64	to	251.40	2,841,599	0.34%	11.94%	to	11.77%
2018	0.60%	to	0.75%	8,018	2,333.91	to	224.92	2,837,133	7.68%	-6.70%	to	-6.84%
2017	0.60%	to	0.75%	9,985	2,501.56	to	241.44	3,604,666	2.33%	11.57%	to	11.41%
2016	0.60%	to	0.75%	11,036	2,242.05	to	216.71	3,594,285	0.00%	5.79%	to	5.63%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2020	0.60%	to	0.75%	29,028	4,903.51	to	472.54	20,349,004	2.05%	16.55%	to	16.37%
2019	0.60%	to	0.75%	31,302	4,207.27	to	406.05	18,980,182	0.46%	29.81%	to	29.62%
2018	0.60%	to	0.75%	33,828	3,240.99	to	313.26	15,803,812	0.30%	-23.95%	to	-24.06%
2017	0.60%	to	0.75%	35,218	4,261.44	to	412.52	22,137,728	0.43%	50.13%	to	49.91%
2016	0.60%	to	0.75%	39,108	2,838.44	to	275.18	16,372,640	0.47%	-0.49%	to	-0.64%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2020	0.60%	to	0.75%	8,844	3,402.93	to	326.95	4,364,558	0.94%	18.40%	to	18.22%
2019	0.60%	to	0.75%	9,241	2,874.11	to	276.55	3,959,201	0.00%	11.20%	to	11.03%
2018	0.60%	to	0.75%	10,117	2,584.65	to	249.07	3,895,718	0.00%	-28.71%	to	-28.82%
2017	0.60%	to	0.75%	10,706	3,625.47	to	349.90	5,747,374	0.00%	-2.28%	to	-2.43%
2016	0.60%	to	0.75%	12,527	3,710.23	to	358.62	6,855,551	0.40%	42.85%	to	42.64%
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2020			0.95%	8,953			417.45	3,737,432	2.79%			2.27%
2019			0.95%	9,231			408.18	3,767,875	2.46%			23.25%
2018			0.95%	9,671			331.17	3,202,766	2.31%			-6.86%
2017			0.95%	9,953			355.56	3,538,895	2.48%			17.13%
2016			0.95%	10,245			303.55	3,109,893	2.64%			13.98%
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2020			0.95%	9,696			179.83	1,743,630	2.51%			6.56%
2019			0.95%	9,285			168.75	1,566,863	2.49%			7.65%
2018			0.95%	8,875			156.76	1,391,288	2.29%			-1.08%
2017			0.95%	9,399			158.47	1,489,497	2.36%			2.51%
2016			0.95%	9,071			154.60	1,402,380	2.32%			1.50%
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2020			0.95%	7,265			269.29	1,956,407	5.53%			4.67%
2019			0.95%	6,910			257.27	1,777,734	6.02%			14.58%
2018			0.95%	6,932			224.53	1,556,444	4.68%			-3.66%
2017			0.95%	7,192			233.05	1,676,093	4.35%			6.00%
2016			0.95%	7,093			219.87	1,559,511	5.72%			10.30%
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2020			0.95%	12,785			589.88	7,541,612	1.47%			16.96%
2019			0.95%	13,068			504.36	6,591,033	1.49%			29.64%
2018			0.95%	13,813			389.06	5,374,147	1.21%			-10.19%
2017			0.95%	13,965			433.22	6,049,879	1.19%			17.96%
2016			0.95%	14,682			367.27	5,392,193	1.39%			10.07%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2020	0.60%	to	0.75%	276	4,104.98	to	397.96	1,118,146	0.00%	61.68%	to	61.44%
2019	0.60%	to	0.75%	301	2,538.98	to	246.51	755,310	0.00%	38.19%	to	37.98%
2018	0.60%	to	0.75%	329	1,837.33	to	178.66	596,188	0.00%	-7.62%	to	-7.76%
2017	0.60%	to	0.75%	1,133	1,988.92	to	193.69	820,850	0.00%	28.36%	to	28.17%
2016	0.60%	to	0.75%	1,181	1,549.49	to	151.12	701,465	0.00%	7.00%	to	6.84%
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2020	0.60%	to	0.75%	210	4,335.79	to	420.34	362,352	0.44%	20.28%	to	20.10%
2019	0.60%	to	0.75%	236	3,604.70	to	349.99	329,956	0.28%	30.68%	to	30.48%
2018	0.60%	to	0.75%	317	2,758.45	to	268.22	368,913	0.19%	-7.70%	to	-7.84%
2017	0.60%	to	0.75%	345	2,988.70	to	291.05	448,410	0.66%	19.72%	to	19.54%
2016	0.60%	to	0.75%	399	2,496.42	to	243.48	426,076	2.01%	11.56%	to	11.39%
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2020			0.75%	417			611.31	254,916	0.00%	56.61%
2019			0.75%	332			390.35	129,596	0.00%	23.90%
2018			0.75%	687			315.06	216,447	0.00%	0.55%
2017			0.75%	383			313.34	120,011	0.00%	24.92%
2016			0.75%	569			250.83	142,725	0.00%			6.94%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

*

This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the surrender of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period. The total returns do not include any expenses assessed through the surrender of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.